April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Small/Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
AAR Corp.(a)	6,183	$ 682,418
AeroVironment, Inc.(a)(b)	5,919	1,154,323
AerSale Corp.(a)	6,945	46,670
AIRO Group Holdings, Inc.(a)	1,590	12,148
Archer Aviation, Inc., Class A(a)(b)	96,769	555,454
Astronics Corp.(a)	5,146	367,424
ATI, Inc.(a)	21,321	3,314,563
Beta Technologies, Inc., Class A(a)(b)	5,846	93,127
BWX Technologies, Inc.	14,514	3,140,684
Byrna Technologies, Inc.(a)(b)	2,556	14,953
Cadre Holdings, Inc.	4,252	126,072
Carpenter Technology Corp.	7,604	3,256,033
Curtiss-Wright Corp.	5,813	4,186,523
Ducommun, Inc.(a)	2,079	295,072
Eve Holding, Inc.(a)	15,788	45,469
Firefly Aerospace, Inc.(a)(b)	3,691	127,709
FTAI Aviation Ltd.	16,111	4,022,433
Hexcel Corp.	12,092	1,135,076
Huntington Ingalls Industries, Inc.	6,209	2,261,877
Intuitive Machines, Inc., Class A(a)(b)	17,078	432,927
Karman Holdings, Inc.(a)(b)	8,010	544,520
Kratos Defense & Security Solutions, Inc.(a)	28,467	1,794,844
Leonardo DRS, Inc.	11,717	476,062
Loar Holdings, Inc.(a)(b)	6,558	368,035
Mercury Systems, Inc.(a)	8,393	662,292
Moog, Inc., Class A	4,427	1,333,899
National Presto Industries, Inc.	790	110,474
Park Aerospace Corp.	2,627	88,950
Red Cat Holdings, Inc.(a)(b)	16,570	194,200
Redwire Corp.(a)(b)	17,865	164,179
Rocket Lab Corp.(a)	77,676	6,409,047
Satellogic, Inc., Class A(a)	11,023	71,209
StandardAero, Inc.(a)	37,072	921,610
Textron, Inc.	28,112	2,697,627
V2X, Inc.(a)	4,222	286,294
Voyager Technologies, Inc., Class A(a)(b)	7,841	207,081
VSE Corp.	4,235	727,065
Woodward, Inc.	9,463	3,434,974
York Space Systems, Inc.(a)(b)	3,719	123,322
		45,886,639
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	18,681	3,396,393
Forward Air Corp.(a)	3,450	72,657
GXO Logistics, Inc.(a)	17,576	1,004,117
Hub Group, Inc., Class A	9,274	406,479
Radiant Logistics, Inc.(a)	4,349	36,575
		4,916,221
Automobile Components — 0.8%
Adient PLC(a)	13,158	276,976
BorgWarner, Inc.	33,523	1,909,805
Cooper-Standard Holdings, Inc.(a)	2,603	78,272
Dana, Inc.	17,717	645,785
Dauch Corp.(a)	36,766	209,934
Dorman Products, Inc.(a)	4,389	493,806
Fox Factory Holding Corp.(a)	6,411	113,795
Garrett Motion, Inc.	28,290	724,507
Gentex Corp.	34,386	794,660
Gentherm, Inc.(a)	4,650	139,965
Goodyear Tire & Rubber Co.(a)	44,069	312,009
Security	Shares	Value
Automobile Components (continued)
Holley, Inc.(a)	12,453	$ 41,095
LCI Industries	3,725	444,094
Lear Corp.	8,234	1,046,788
Motorcar Parts of America, Inc.(a)(b)	2,875	32,258
Patrick Industries, Inc.	5,250	488,250
Phinia, Inc.	6,145	443,362
QuantumScape Corp., Class A(a)(b)	71,352	520,156
Solid Power, Inc., Class A(a)(b)	26,704	92,129
Standard Motor Products, Inc.	3,197	119,472
Strattec Security Corp.(a)	570	42,898
Visteon Corp.	4,425	494,317
XPEL, Inc.(a)	4,211	200,528
		9,664,861
Automobiles — 0.3%
Faraday Future Intelligent Electric, Inc.(a)(b)	14,673	6,400
Harley-Davidson, Inc.	17,585	420,106
Livewire Group, Inc.(a)(b)	6,820	12,413
Lucid Group, Inc.(a)(b)	22,508	143,376
Rivian Automotive, Inc., Class A(a)(b)	126,523	2,074,977
Thor Industries, Inc.	8,132	642,753
Winnebago Industries, Inc.	4,318	140,810
		3,440,835
Banks — 5.8%
1st Source Corp.	2,914	214,266
ACNB Corp.	1,301	65,948
Amalgamated Financial Corp.	3,871	158,246
Amerant Bancorp, Inc.	5,448	125,141
Ameris Bancorp	10,121	862,815
Ames National Corp.	1,638	46,159
Arrow Financial Corp.	2,667	98,279
Associated Banc-Corp.	30,308	853,473
Atlantic Union Bankshares Corp.	21,827	821,787
Axos Financial, Inc.(a)	8,412	811,253
Banc of California, Inc.	25,976	486,530
BancFirst Corp.	3,141	350,567
Bancorp, Inc.(a)	6,820	408,041
Bank First Corp.	1,613	234,385
Bank of Hawaii Corp.	6,022	478,809
Bank of Marin Bancorp	2,028	51,998
Bank of NT Butterfield & Son Ltd.	6,909	383,104
Bank OZK	17,198	828,256
Bank7 Corp.	680	29,199
BankUnited, Inc.	11,465	532,893
Bankwell Financial Group, Inc.	1,238	64,029
Banner Corp.	5,277	353,084
Bar Harbor Bankshares	2,443	83,673
BayCom Corp.	1,959	58,731
BCB Bancorp, Inc.	3,294	33,434
Beacon Financial Corp.	12,885	367,609
Blue Ridge Bankshares, Inc.	8,816	30,239
BOK Financial Corp.	2,930	392,005
Bridgewater Bancshares, Inc.(a)	3,178	57,617
Burke & Herbert Financial Services Corp.	1,864	119,874
Business First Bancshares, Inc.	3,889	106,481
BV Financial, Inc.(a)	1,325	25,943
Byline Bancorp, Inc.	5,550	178,432
C&F Financial Corp.	494	36,926
California BanCorp	2,563	47,902
Camden National Corp.	2,496	120,232
Capital Bancorp, Inc.	1,708	53,785
Capital City Bank Group, Inc.	2,262	104,437

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capitol Federal Financial, Inc.	18,425	$ 141,504
Carter Bankshares, Inc.(a)	3,597	92,083
Cathay General Bancorp	10,355	580,191
CB Financial Services, Inc.	694	24,415
Central BanCo, Inc.(b)	2,273	61,416
Central Pacific Financial Corp.	3,588	119,409
CF Bankshares, Inc.	423	12,394
Chemung Financial Corp.	924	61,363
ChoiceOne Financial Services, Inc.	2,175	65,315
Citizens & Northern Corp.	2,788	61,559
Citizens Community Bancorp, Inc.	2,165	44,924
Citizens Financial Services, Inc.	691	43,644
City Holding Co.	2,147	263,995
Civista Bancshares, Inc.	2,428	60,384
CNB Financial Corp.	4,354	132,275
Coastal Financial Corp.(a)(b)	2,179	164,776
CoastalSouth Bancshares, Inc.	1,501	38,351
Colony Bankcorp, Inc.	2,758	54,719
Columbia Banking System, Inc.	47,703	1,412,009
Columbia Financial, Inc.(a)(b)	4,215	81,054
Commerce Bancshares, Inc.	21,387	1,112,766
Commercial Bancgroup, Inc.(b)	1,723	49,898
Community Financial System, Inc.	8,043	509,604
Community Trust Bancorp, Inc.	2,457	159,533
Community West Bancshares	3,033	71,943
ConnectOne Bancorp, Inc.	7,122	208,105
Cullen/Frost Bankers, Inc.	9,459	1,370,893
Customers Bancorp, Inc.(a)	4,960	378,299
CVB Financial Corp.	28,013	570,625
Dime Community Bancshares, Inc.	6,363	228,368
Eagle Bancorp Montana, Inc.	619	13,692
Eagle Bancorp, Inc.	4,339	112,163
Eagle Financial Services, Inc.	376	14,168
East West Bancorp, Inc.	21,956	2,776,775
Eastern Bankshares, Inc.	35,716	722,535
Enterprise Financial Services Corp.	5,597	323,619
Equity Bancshares, Inc., Class A	2,624	118,972
Esquire Financial Holdings, Inc.	1,047	110,061
Farmers & Merchants Bancorp, Inc.	1,982	53,078
Farmers National Banc Corp.	9,440	132,821
FB Bancorp, Inc.(a)	2,613	36,530
FB Financial Corp.	6,957	376,165
Fidelity D&D Bancorp, Inc.	913	41,167
Financial Institutions, Inc.	3,016	102,755
Finward Bancorp	1,023	32,920
Finwise Bancorp(a)	1,426	22,174
First Bancorp, Inc.	2,127	60,534
First BanCorp./Puerto Rico	24,791	601,925
First Bancorp/Southern Pines NC	6,156	355,447
First Bank	3,490	51,792
First Busey Corp.	12,825	336,015
First Business Financial Services, Inc.	1,197	67,271
First Capital, Inc.	426	23,038
First Commonwealth Financial Corp.	15,976	294,118
First Community Bankshares, Inc.	2,467	105,144
First Community Corp.	1,222	36,183
First Financial Bancorp	17,917	542,527
First Financial Bankshares, Inc.	20,528	662,439
First Financial Corp.	1,873	123,000
First Hawaiian, Inc.	21,443	584,965
First Horizon Corp.	78,444	1,957,962
First Internet Bancorp	1,365	31,286
First Interstate BancSystem, Inc., Class A	15,943	565,817
Security	Shares	Value
Banks (continued)
First Merchants Corp.	9,744	$ 394,047
First Mid Bancshares, Inc.	3,209	135,067
First National Corp.	1,084	28,964
First United Corp.	991	36,826
First Western Financial, Inc.(a)	903	25,564
Firstsun Capital Bancorp(a)	3,338	118,032
Five Star Bancorp	2,808	113,584
Flagstar Bank N.A.	49,441	690,691
Flushing Financial Corp.	4,857	78,295
FNB Corp.	58,666	1,047,188
Franklin Financial Services Corp.	605	34,092
FS Bancorp, Inc.	1,168	47,468
Fulton Financial Corp.	28,531	615,984
FVCBankcorp, Inc.	1,981	31,022
GBank Financial Holdings, Inc.(a)(b)	1,439	42,379
German American Bancorp, Inc.	5,321	229,175
Glacier Bancorp, Inc.	20,987	1,029,412
Great Southern Bancorp, Inc.	1,318	89,914
Greene County Bancorp, Inc.	1,059	25,469
Hancock Whitney Corp.	14,374	970,389
Hanmi Financial Corp.	4,620	138,184
Hanover Bancorp, Inc.	466	11,054
Hawthorn Bancshares, Inc.	1,035	34,797
HBT Financial, Inc.	1,928	53,521
Heritage Financial Corp.	5,193	142,911
Hilltop Holdings, Inc.	7,366	277,477
Hingham Institution For Savings	237	67,355
Home Bancorp, Inc.	975	60,635
Home BancShares, Inc.	30,627	822,947
HomeTrust Bancshares, Inc.	2,459	112,303
Hope Bancorp, Inc.	23,649	294,430
Horizon Bancorp, Inc.	11,376	205,906
Independent Bank Corp.	10,127	690,124
International Bancshares Corp.	8,599	616,892
Investar Holding Corp.	1,625	45,029
John Marshall Bancorp, Inc.	2,200	46,200
Kearny Financial Corp.	7,547	60,678
Lakeland Financial Corp.	3,825	231,489
Landmark Bancorp, Inc.	426	11,298
LCNB Corp.	2,534	41,076
LINKBANCORP, Inc.	2,736	23,776
Live Oak Bancshares, Inc.	5,460	205,296
MainStreet Bancshares, Inc.	550	12,881
Mechanics Bancorp, Class A	8,107	119,700
Mercantile Bank Corp.	2,590	132,893
Meridian Corp.	1,142	21,492
Metrocity Bankshares, Inc.	3,148	100,705
Metropolitan Bank Holding Corp.	1,514	133,762
Mid Penn Bancorp, Inc.	2,906	95,811
Midland States Bancorp, Inc.	3,020	78,550
MVB Financial Corp.	2,086	54,507
National Bank Holdings Corp., Class A	5,673	242,237
National Bankshares, Inc.	695	24,878
NB Bancorp, Inc.	5,207	102,213
NBT Bancorp, Inc.	7,817	341,525
Nicolet Bankshares, Inc.	2,767	405,310
Northeast Bank	1,055	131,189
Northeast Community Bancorp, Inc.	2,015	48,350
Northfield Bancorp, Inc.	6,432	89,726
Northpointe Bancshares, Inc.	2,668	47,570
Northrim BanCorp, Inc.	3,600	88,308
Northwest Bancshares, Inc.	22,134	306,113
Norwood Financial Corp.	1,633	47,798
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Oak Valley Bancorp	1,328	$ 43,930
OceanFirst Financial Corp.	9,287	177,103
OFG Bancorp	6,847	314,688
Ohio Valley Banc Corp.	471	20,964
Old National Bancorp	56,096	1,344,621
Old Second Bancorp, Inc.	7,376	152,019
OP Bancorp	2,368	33,957
Orange County Bancorp, Inc.	2,064	70,382
Origin Bancorp, Inc.	4,429	207,366
Orrstown Financial Services, Inc.	2,409	88,507
Park National Corp.	2,272	391,216
Parke Bancorp, Inc.	1,148	34,566
Pathward Financial, Inc.	3,512	304,982
Patriot National Bancorp, Inc.(a)(b)	6,510	7,975
PCB Bancorp	2,030	48,984
Peapack-Gladstone Financial Corp.	2,651	110,679
Peoples Bancorp of North Carolina, Inc.	565	22,272
Peoples Bancorp, Inc.	5,658	194,635
Peoples Financial Services Corp.	1,280	72,909
Pinnacle Financial Partners, Inc.	23,828	2,357,542
Pioneer Bancorp, Inc.(a)	2,062	29,342
Plumas Bancorp	978	49,888
Ponce Financial Group, Inc.(a)	2,258	39,425
Popular, Inc.	10,245	1,540,131
Preferred Bank	621	58,827
Primis Financial Corp.	2,737	40,124
Princeton Bancorp, Inc.	1,181	42,244
Prosperity Bancshares, Inc.	14,734	1,026,223
Provident Financial Services, Inc.	16,676	378,212
QCR Holdings, Inc.	2,440	220,625
RBB Bancorp	3,188	76,895
Red River Bancshares, Inc.	743	67,412
Renasant Corp.	14,281	569,669
Republic Bancorp, Inc., Class A	1,406	106,476
Richmond Mutual BanCorp, Inc.	699	11,058
Riverview Bancorp, Inc.	1,844	9,552
S&T Bancorp, Inc.	5,759	254,145
SB Financial Group, Inc.	640	13,338
Seacoast Banking Corp. of Florida	15,016	472,553
ServisFirst Bancshares, Inc.	8,519	678,283
Shore Bancshares, Inc.	5,379	103,815
Sierra Bancorp	2,138	77,139
Simmons First National Corp., Class A	21,414	455,262
SmartFinancial, Inc.	2,255	94,575
Sound Financial Bancorp, Inc.	212	8,724
South Plains Financial, Inc.	2,102	86,350
Southern First Bancshares, Inc.(a)	1,241	69,868
Southern Missouri Bancorp, Inc.	1,499	102,292
Southside Bancshares, Inc.	4,415	145,827
Southstate Bank Corp.	15,659	1,529,415
Stellar Bancorp, Inc.	7,060	265,174
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	4,049	292,864
Texas Capital Bancshares, Inc.(a)	7,171	722,120
TFS Financial Corp.	8,591	129,209
Third Coast Bancshares, Inc.(a)	1,731	64,636
Timberland Bancorp, Inc.	1,278	50,967
Tompkins Financial Corp.	2,122	178,821
Towne Bank	13,914	494,782
TriCo Bancshares	5,067	254,718
Triumph Financial, Inc.(a)(b)	3,409	230,721
TrustCo Bank Corp.	2,633	125,331
Security	Shares	Value
Banks (continued)
Trustmark Corp.	8,917	$ 395,647
UMB Financial Corp.	11,661	1,471,268
Union Bankshares, Inc.	368	9,086
United Bankshares, Inc.	21,791	954,664
United Community Banks, Inc.	18,536	617,805
Unity Bancorp, Inc.	1,288	67,337
Univest Financial Corp.	4,696	178,401
USCB Financial Holdings, Inc., Class A	1,779	32,449
Valley National Bancorp	78,541	1,065,801
Virginia National Bankshares Corp.	903	38,107
WaFd, Inc.	12,135	429,579
Washington Trust Bancorp, Inc.	2,793	87,784
Webster Financial Corp.	25,319	1,832,083
WesBanco, Inc.	15,920	547,330
West BanCorp, Inc.	2,424	58,055
Westamerica BanCorp	3,948	216,429
Western Alliance Bancorp	17,163	1,399,471
Western New England Bancorp, Inc.	3,226	45,003
Wintrust Financial Corp.	10,919	1,644,074
WSFS Financial Corp.	8,359	601,597
Zions Bancorp N.A.	22,400	1,420,608
		72,521,819
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,259	298,433
Celsius Holdings, Inc.(a)	26,379	885,543
Coca-Cola Consolidated, Inc.	8,949	1,835,172
MGP Ingredients, Inc.	2,152	42,911
National Beverage Corp.(a)	3,491	119,462
Primo Brands Corp.	40,510	825,594
Vita Coco Co., Inc.(a)	7,498	494,793
Zevia PBC, Class A(a)(b)	5,455	6,982
		4,508,890
Biotechnology — 5.4%
4D Molecular Therapeutics, Inc.(a)	5,630	49,938
Abeona Therapeutics, Inc.(a)(b)	7,346	40,109
Absci Corp.(a)(b)	26,409	131,385
ACADIA Pharmaceuticals, Inc.(a)	19,906	446,890
ADC Therapeutics SA(a)(b)	12,004	45,375
ADMA Biologics, Inc.(a)	35,273	361,548
Agios Pharmaceuticals, Inc.(a)	9,340	261,520
Akebia Therapeutics, Inc.(a)	39,452	54,444
Aktis Oncology, Inc.(a)(b)	3,540	66,375
Aldeyra Therapeutics, Inc.(a)(b)	7,981	12,131
Alector, Inc.(a)	9,387	22,247
Alkermes PLC(a)	26,104	879,966
Allogene Therapeutics, Inc.(a)	21,990	46,839
Altimmune, Inc.(a)	24,858	64,631
AnaptysBio, Inc.(a)	2,976	195,612
Anavex Life Sciences Corp.(a)(b)	13,159	43,951
Anika Therapeutics, Inc.(a)	1,887	23,493
Annexon, Inc.(a)	19,034	111,730
Apellis Pharmaceuticals, Inc.(a)	16,746	685,749
Apogee Therapeutics, Inc.(a)	6,543	542,349
Arbutus Biopharma Corp.(a)	22,306	93,685
Arcturus Therapeutics Holdings, Inc.(a)(b)	3,681	31,730
Arcus Biosciences, Inc.(a)	12,641	322,346
Arcutis Biotherapeutics, Inc.(a)	17,721	411,482
Ardelyx, Inc.(a)	36,350	230,096
ArriVent Biopharma, Inc.(a)(b)	4,667	145,097
Arrowhead Pharmaceuticals, Inc.(a)	21,328	1,567,181
ARS Pharmaceuticals, Inc.(a)(b)	8,342	68,905
Atrium Therapeutics, Inc.(a)	1,809	23,101

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
aTyr Pharma, Inc.(a)	13,663	$ 11,032
Aura Biosciences, Inc.(a)	6,875	48,469
Aurinia Pharmaceuticals, Inc.(a)	17,813	274,053
Avita Medical, Inc.(a)(b)	4,188	18,092
Beam Therapeutics, Inc.(a)	14,614	443,243
Benitec Biopharma, Inc.(a)(b)	2,312	27,860
Bicara Therapeutics, Inc.(a)(b)	5,641	121,733
BioCryst Pharmaceuticals, Inc.(a)(b)	36,160	331,226
Biohaven Ltd.(a)	20,252	194,217
Bridgebio Pharma, Inc.(a)(b)	24,883	1,769,430
Bright Minds Biosciences, Inc.(a)(b)	1,196	105,188
Candel Therapeutics, Inc.(a)(b)	6,583	40,683
Capricor Therapeutics, Inc.(a)	6,962	233,784
Cardiff Oncology, Inc.(a)(b)	7,264	12,567
CareDx, Inc.(a)	8,164	169,893
Caris Life Sciences, Inc.(a)(b)	15,292	290,548
Cartesian Therapeutics, Inc.(a)(b)	1,749	10,879
Catalyst Pharmaceuticals, Inc.(a)	17,268	485,749
Celcuity, Inc.(a)	5,522	670,095
Celldex Therapeutics, Inc.(a)	9,923	326,268
CG oncology, Inc.(a)	9,331	622,751
Cogent Biosciences, Inc.(a)	22,734	813,650
Coherus Oncology, Inc.(a)(b)	22,239	39,474
Compass Therapeutics, Inc.(a)(b)	20,730	36,692
Corvus Pharmaceuticals, Inc.(a)	10,787	163,855
CRISPR Therapeutics AG(a)(b)	14,682	768,456
Cullinan Therapeutics, Inc.(a)	7,949	103,734
Cytokinetics, Inc.(a)(b)	18,973	1,213,703
Denali Therapeutics, Inc.(a)	23,099	432,413
Design Therapeutics, Inc.(a)	3,449	46,906
DiaMedica Therapeutics, Inc.(a)(b)	3,522	21,308
Dianthus Therapeutics, Inc.(a)	5,649	495,982
Disc Medicine, Inc.(a)	4,613	304,227
Dyne Therapeutics, Inc.(a)	21,313	374,043
Editas Medicine, Inc.(a)	12,174	36,522
Eledon Pharmaceuticals, Inc.(a)(b)	10,548	38,395
Emergent BioSolutions, Inc.(a)	8,380	68,967
Enanta Pharmaceuticals, Inc.(a)	3,569	49,573
Entrada Therapeutics, Inc.(a)	4,226	57,051
Erasca, Inc.(a)(b)	29,919	318,637
Evommune, Inc.(a)	1,717	40,865
Exelixis, Inc.(a)	41,969	1,865,942
Fate Therapeutics, Inc.(a)(b)	12,442	15,553
Fennec Pharmaceuticals, Inc.(a)	2,977	19,321
First Tracks Biotherapeutics, Inc.(a)	2,976	69,252
Foghorn Therapeutics, Inc.(a)	4,633	22,007
Geron Corp.(a)	89,946	138,517
Gossamer Bio, Inc.(a)	29,510	10,854
GRAIL, Inc.(a)	5,522	300,839
Greenwich Lifesciences, Inc.(a)(b)	1,301	30,730
Gyre Therapeutics, Inc.(a)(b)	1,694	13,010
Halozyme Therapeutics, Inc.(a)	18,154	1,155,684
Heron Therapeutics, Inc.(a)(b)	20,897	25,076
Humacyte, Inc.(a)(b)	18,654	15,703
Ideaya Biosciences, Inc.(a)(b)	13,872	403,675
ImmunityBio, Inc.(a)(b)	47,187	335,028
Immunome, Inc.(a)	16,528	379,152
Immunovant, Inc.(a)(b)	13,450	365,100
Inhibikase Therapeutics, Inc.(a)	6,891	13,024
Inhibrx Biosciences, Inc.(a)(b)	1,426	184,253
Inmune Bio, Inc.(a)(b)	2,296	3,283
Insmed, Inc.(a)	33,274	4,536,244
Intellia Therapeutics, Inc.(a)(b)	18,320	246,954
Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(a)	24,973	$ 1,866,981
Iovance Biotherapeutics, Inc.(a)(b)	52,909	177,774
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	28,832	118,932
Jade Biosciences, Inc.	4,751	115,924
Janux Therapeutics, Inc.(a)	6,093	87,556
KalVista Pharmaceuticals, Inc.(a)(b)	6,156	164,119
Keros Therapeutics, Inc.(a)(b)	5,078	56,467
Kodiak Sciences, Inc.(a)	5,314	231,053
Korro Bio, Inc.(a)(b)	1,629	21,975
Krystal Biotech, Inc.(a)	3,886	1,019,142
Kura Oncology, Inc.(a)	11,320	99,956
Kymera Therapeutics, Inc.(a)	8,905	721,928
Larimar Therapeutics, Inc.(a)	5,058	20,535
Lexeo Therapeutics, Inc.(a)	10,284	58,567
Madrigal Pharmaceuticals, Inc.(a)	2,709	1,401,610
MannKind Corp.(a)(b)	45,219	127,970
MapLight Therapeutics, Inc.(a)	2,663	84,870
MeiraGTx Holdings PLC(a)	6,408	59,082
MiMedx Group, Inc.(a)	18,447	61,982
Mineralys Therapeutics, Inc.(a)	7,332	195,398
Mirum Pharmaceuticals, Inc.(a)	6,585	640,786
Monopar Therapeutics, Inc.(a)(b)	593	30,925
Monte Rosa Therapeutics, Inc.(a)(b)	10,175	194,851
Myriad Genetics, Inc.(a)	14,428	68,533
Neurocrine Biosciences, Inc.(a)	15,263	2,009,679
Neurogene, Inc.(a)(b)	1,645	42,918
Nkarta, Inc.(a)	5,860	16,232
Novavax, Inc.(a)(b)	22,582	178,962
Nurix Therapeutics, Inc.(a)	15,817	264,144
Nuvalent, Inc., Class A(a)	7,867	788,903
Nuvectis Pharma, Inc.(a)(b)	2,341	20,039
Olema Pharmaceuticals, Inc.(a)(b)	11,954	172,257
Organogenesis Holdings, Inc.(a)	10,612	24,938
ORIC Pharmaceuticals, Inc.(a)(b)	9,332	92,200
Oruka Therapeutics, Inc.(a)	6,053	414,086
Palvella Therapeutics, Inc.(a)	1,333	171,051
Perspective Therapeutics, Inc.(a)	7,773	30,315
Praxis Precision Medicines, Inc.(a)	4,070	1,297,638
Precigen, Inc.(a)(b)	30,374	126,356
Prime Medicine, Inc.(a)(b)	17,439	61,821
Protagonist Therapeutics, Inc.(a)	9,118	902,408
Protalix BioTherapeutics, Inc.(a)(b)	12,426	26,716
Protara Therapeutics, Inc.(a)	10,298	54,888
Prothena Corp. PLC(a)	5,972	66,050
PTC Therapeutics, Inc.(a)	12,183	792,626
Puma Biotechnology, Inc.(a)	4,977	37,377
Recursion Pharmaceuticals, Inc., Class A(a)(b)	77,959	269,738
REGENXBIO, Inc.(a)(b)	7,263	65,149
Relay Therapeutics, Inc.(a)	23,559	305,325
Replimune Group, Inc.(a)(b)	10,286	26,435
Revolution Medicines, Inc.(a)	28,427	4,096,899
Rezolute, Inc.(a)	13,505	43,216
Rhythm Pharmaceuticals, Inc.(a)	8,231	669,674
Rigel Pharmaceuticals, Inc.(a)	2,629	75,978
Rocket Pharmaceuticals, Inc.(a)	12,490	43,465
Roivant Sciences Ltd.(a)	67,775	1,933,621
Sana Biotechnology, Inc.(a)(b)	26,839	88,300
Sarepta Therapeutics, Inc.(a)	16,614	346,900
Savara, Inc.(a)	20,260	106,162
Scholar Rock Holding Corp.(a)	13,994	652,260
SELLAS Life Sciences Group, Inc.(a)(b)	27,049	133,893
Sionna Therapeutics, Inc.(a)	2,687	103,987
Soleno Therapeutics, Inc.(a)	7,399	390,815
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Solid Biosciences, Inc.(a)	10,233	$ 74,292
Spyre Therapeutics, Inc.(a)	11,707	871,586
Stoke Therapeutics, Inc.(a)	7,162	234,341
Summit Therapeutics, Inc.(a)(b)	19,121	410,337
Syndax Pharmaceuticals, Inc.(a)	14,096	302,077
Tango Therapeutics, Inc.(a)(b)	17,105	369,810
Taysha Gene Therapies, Inc.(a)(b)	35,003	223,669
Tectonic Therapeutic, Inc.(a)(b)	1,775	49,647
TG Therapeutics, Inc.(a)	22,217	750,490
Tonix Pharmaceuticals Holding Corp.(a)	1,194	15,438
Travere Therapeutics, Inc.(a)	12,797	539,010
TriSalus Life Sciences, Inc.(a)(b)	4,408	19,043
TuHURA Biosciences, Inc.(a)(b)	3,716	8,324
Twist Bioscience Corp.(a)	9,180	536,571
Tyra Biosciences, Inc.(a)	4,400	152,900
Ultragenyx Pharmaceutical, Inc.(a)	14,871	367,165
United Therapeutics Corp.(a)	6,690	3,822,331
Upstream Bio, Inc.(a)	5,366	49,260
UroGen Pharma Ltd.(a)	5,463	130,183
Vanda Pharmaceuticals, Inc.(a)	9,557	67,855
Vaxcyte, Inc.(a)	19,520	1,117,325
Vera Therapeutics, Inc., Class A(a)	9,941	353,999
Veracyte, Inc.(a)	12,004	395,172
Verastem, Inc.(a)	12,757	69,653
Vericel Corp.(a)	7,556	262,420
Viking Therapeutics, Inc.(a)(b)	17,693	551,668
Vir Biotechnology, Inc.(a)	14,121	144,246
Viridian Therapeutics, Inc.(a)	12,595	169,781
Voyager Therapeutics, Inc.(a)	6,114	22,805
Xencor, Inc.(a)	10,315	123,058
Xenon Pharmaceuticals, Inc.(a)	13,311	745,948
XOMA Royalty Corp.(a)	1,120	45,853
Zenas Biopharma, Inc.(a)(b)	4,032	77,898
Zymeworks, Inc.(a)	7,470	205,724
		66,611,535
Broadline Retail — 0.3%
Dillard’s, Inc., Class A(b)	470	267,533
Etsy, Inc.(a)(b)	14,879	957,315
Groupon, Inc.(a)(b)	3,702	52,605
Kohl’s Corp.	15,879	225,006
Macy’s, Inc.	42,136	823,759
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,592	829,804
Savers Value Village, Inc.(a)(b)	6,313	53,345
		3,209,367
Building Products — 1.6%
A.O. Smith Corp.	18,488	1,143,298
AAON, Inc.	10,646	993,378
Advanced Drainage Systems, Inc.	11,268	1,681,749
Allegion PLC	13,743	1,889,388
American Woodmark Corp.(a)	2,309	100,857
Apogee Enterprises, Inc.	3,339	121,540
Armstrong World Industries, Inc.	6,721	1,145,191
AZZ, Inc.	4,919	703,614
CSW Industrials, Inc.	2,553	743,434
Fortune Brands Innovations, Inc.	19,526	791,584
Gibraltar Industries, Inc.(a)	4,506	175,869
Griffon Corp.	6,212	566,348
Hayward Holdings, Inc.(a)	32,150	482,571
Insteel Industries, Inc.	2,821	73,854
Janus International Group, Inc.(a)	21,117	109,808
Security	Shares	Value
Building Products (continued)
JELD-WEN Holding, Inc.(a)	12,764	$ 17,487
Masterbrand, Inc.(a)	19,399	174,203
Modine Manufacturing Co.(a)	8,160	2,077,781
Owens Corning	13,279	1,637,832
Quanex Building Products Corp.	7,094	141,454
Resideo Technologies, Inc.(a)	20,388	843,452
Simpson Manufacturing Co., Inc.	6,599	1,258,627
Tecnoglass, Inc.	4,359	187,786
Trex Co., Inc.(a)	16,707	654,914
UFP Industries, Inc.	9,151	818,923
Zurn Elkay Water Solutions Corp.	23,600	1,226,256
		19,761,198
Capital Markets — 2.6%
Acadian Asset Management, Inc.	4,657	313,649
Affiliated Managers Group, Inc.	4,379	1,290,360
AlTi Global, Inc., Class A(a)(b)	7,870	27,860
Artisan Partners Asset Management, Inc., Class A	11,121	416,370
Bakkt, Inc., Class A(a)(b)	2,479	21,369
BGC Group, Inc., Class A	59,361	666,624
Bullish(a)	5,518	208,194
Carlyle Group, Inc.	42,067	2,106,295
Cohen & Steers, Inc.	4,595	322,983
DigitalBridge Group, Inc., Class A	28,986	451,022
Donnelley Financial Solutions, Inc.(a)	4,096	206,029
Evercore, Inc., Class A	6,057	1,946,054
FactSet Research Systems, Inc.	5,918	1,346,818
Franklin Resources, Inc.	45,440	1,361,837
Freedom Holding Corp.(a)(b)	2,779	416,378
GCM Grosvenor, Inc., Class A	11,061	120,786
Hamilton Lane, Inc., Class A	6,376	586,528
Houlihan Lokey, Inc., Class A	8,683	1,343,694
Innventure, Inc.(a)(b)	6,688	43,539
Invesco Ltd.	60,193	1,577,659
Janus Henderson Group PLC	19,593	1,011,195
Jefferies Financial Group, Inc.	24,430	1,178,015
Lazard, Inc.	15,265	740,353
Marex Group PLC	8,813	470,174
MarketAxess Holdings, Inc.	5,603	880,736
MarketWise, Inc., Class A	640	10,765
Miami International Holdings, Inc.(a)	4,101	190,655
Moelis & Co., Class A	5,617	365,779
Morningstar, Inc.	3,414	575,976
Open Lending Corp.(a)	15,919	28,017
Patria Investments Ltd., Class A	10,041	129,629
Perella Weinberg Partners	12,141	276,086
Piper Sandler Cos.	11,332	988,150
PJT Partners, Inc., Class A	3,853	588,507
Ridgepost Capital, Inc., Class A	7,871	62,417
SEI Investments Co.	16,612	1,506,376
Siebert Financial Corp.(a)(b)	2,509	4,391
Silvercrest Asset Management Group, Inc., Class A	2,576	33,874
StepStone Group, Inc., Class A	11,290	597,241
Stifel Financial Corp.	24,511	1,931,712
StoneX Group, Inc.(a)	11,647	1,234,931
TPG, Inc., Class A	23,093	1,007,317
Value Line, Inc.	72	2,534
Victory Capital Holdings, Inc., Class A	7,278	571,396
Virtu Financial, Inc., Class A	12,567	624,077
Virtus Investment Partners, Inc.	1,308	190,379
Wealthfront Corp.(a)(b)	6,748	71,056
Webull Corp.(a)(b)	42,899	293,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Westwood Holdings Group, Inc.	1,819	$ 29,904
WisdomTree, Inc.	19,268	327,556
XP, Inc., Class A	62,382	1,195,239
		31,891,485
Chemicals — 1.8%
AdvanSix, Inc.	4,085	100,736
Albemarle Corp.	18,584	3,655,473
American Vanguard Corp.(a)	4,706	13,553
Arq, Inc.(a)	4,881	11,080
Ashland, Inc.	7,118	379,105
ASP Isotopes, Inc.(a)(b)	20,028	105,347
Aspen Aerogels, Inc.(a)	9,731	36,102
Avient Corp.	14,615	541,924
Axalta Coating Systems Ltd.(a)	33,456	951,489
Balchem Corp.	5,086	821,999
Cabot Corp.	8,453	650,543
Celanese Corp., Class A	17,730	1,201,385
Chemours Co.	22,896	617,047
Core Molding Technologies, Inc.(a)	2,425	65,354
Eastman Chemical Co.	18,207	1,330,750
Ecovyst, Inc.(a)	16,648	236,069
Element Solutions, Inc.	35,682	1,519,696
Flotek Industries, Inc.(a)(b)	2,355	39,799
FMC Corp.	19,191	295,158
Hawkins, Inc.	2,957	495,150
HB Fuller Co.	8,347	505,160
Huntsman Corp.	29,958	430,496
Ingevity Corp.(a)	5,567	424,150
Innospec, Inc.	4,617	352,092
Intrepid Potash, Inc.(a)(b)	1,632	64,578
Koppers Holdings, Inc.	3,134	127,961
Kronos Worldwide, Inc.	3,945	29,351
LSB Industries, Inc.(a)	8,794	131,031
Mativ Holdings, Inc.	8,107	75,233
Minerals Technologies, Inc.	4,756	342,147
Mosaic Co.	49,611	1,154,448
NewMarket Corp.	1,010	682,376
Olin Corp.	19,315	550,091
Orion SA	8,810	66,251
Perimeter Solutions, Inc.(a)	21,267	644,390
PureCycle Technologies, Inc.(a)(b)	20,078	150,183
Quaker Chemical Corp.	2,320	315,265
Rayonier Advanced Materials, Inc.(a)	9,905	93,998
RPM International, Inc.	20,141	2,052,166
Scotts Miracle-Gro Co.	6,783	425,294
Sensient Technologies Corp.	6,653	756,047
Solesence, Inc.(a)(b)	2,587	3,467
Stepan Co.	3,921	196,168
Trinseo PLC	5,586	559
Tronox Holdings PLC	18,292	182,737
Valhi, Inc.	773	11,634
		22,835,032
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	10,012	408,490
ACCO Brands Corp.	11,796	37,865
ACV Auctions, Inc., Class A(a)	25,361	131,624
BrightView Holdings, Inc.(a)	9,980	118,762
Brink’s Co.	6,537	697,825
Casella Waste Systems, Inc., Class A(a)(b)	9,723	770,548
Cimpress PLC(a)	2,829	250,253
Clean Harbors, Inc.(a)	8,069	2,523,015
CompX International, Inc., Class A	59	1,373
Security	Shares	Value
Commercial Services & Supplies (continued)
CoreCivic, Inc.(a)	16,061	$ 328,608
Deluxe Corp.	7,116	221,663
Ennis, Inc.	3,613	75,439
Enviri Corp.(a)	12,023	236,733
GEO Group, Inc.(a)	20,642	382,083
Healthcare Services Group, Inc.(a)	11,309	242,126
HNI Corp.	11,856	433,218
Interface, Inc., Class A	8,942	249,303
Liquidity Services, Inc.(a)	3,621	129,089
MillerKnoll, Inc.	10,718	172,345
Montrose Environmental Group, Inc.(a)	4,905	103,250
MSA Safety, Inc.	5,810	966,726
NL Industries, Inc.	1,499	8,994
OPENLANE, Inc.(a)	16,365	514,516
Perma-Fix Environmental Services, Inc.(a)(b)	2,512	31,802
Pitney Bowes, Inc.	6,742	104,231
Quad/Graphics, Inc., Class A	5,703	42,430
Tetra Tech, Inc.	41,766	1,349,877
UniFirst Corp.	2,307	589,462
Vestis Corp.(a)	17,647	171,529
Virco Mfg. Corp.	1,166	7,066
		11,300,245
Communications Equipment(a) — 2.6%
ADTRAN Holdings, Inc.(b)	12,027	212,758
Applied Optoelectronics, Inc.	10,355	1,701,948
Aviat Networks, Inc.	1,545	35,427
BK Technologies Corp.	311	29,968
Calix, Inc.	9,708	422,880
Ciena Corp.	22,363	11,798,271
Clearfield, Inc.	1,869	53,995
Digi International, Inc.	5,473	306,707
Extreme Networks, Inc.	21,457	473,985
F5, Inc.	8,932	2,893,075
Harmonic, Inc.	16,762	191,590
Inseego Corp.(b)	1,724	31,428
Lumentum Holdings, Inc.	11,176	10,084,328
NETGEAR, Inc.	4,366	110,329
NetScout Systems, Inc.	11,587	390,482
Ribbon Communications, Inc.	14,429	38,093
Viasat, Inc.	19,453	1,282,147
Viavi Solutions, Inc.	36,087	1,890,959
Vistance Networks, Inc.	34,363	439,675
		32,388,045
Construction & Engineering — 3.5%
AECOM	20,691	1,740,113
Ameresco, Inc., Class A(a)(b)	4,984	147,477
API Group Corp.(a)(b)	57,134	2,612,167
Arcosa, Inc.	7,658	968,507
Argan, Inc.	2,133	1,429,067
Bowman Consulting Group Ltd.(a)	2,091	65,992
Cardinal Infrastructure Group, Inc., Class A(a)(b)	2,081	110,355
Centuri Holdings, Inc.(a)	14,074	529,182
Comfort Systems USA, Inc.	5,508	10,136,097
Concrete Pumping Holdings, Inc.(a)	3,411	27,015
Construction Partners, Inc., Class A(a)	7,350	908,901
Dycom Industries, Inc.(a)	4,587	1,899,477
EMCOR Group, Inc.	7,018	6,257,740
Everus Construction Group, Inc.(a)	8,069	1,189,613
Fluor Corp.(a)	25,317	1,350,662
Granite Construction, Inc.(b)	6,956	953,459
IES Holdings, Inc.(a)(b)	1,441	928,119
Legence Corp., Class A(a)	8,014	696,898
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Limbach Holdings, Inc.(a)(b)	1,576	$ 157,238
MasTec, Inc.(a)	9,901	3,901,489
Matrix Service Co.(a)	3,991	53,958
MYR Group, Inc.(a)	2,379	963,043
NWPX Infrastructure, Inc.(a)	1,333	131,087
Orion Group Holdings, Inc.(a)	5,778	78,696
Primoris Services Corp.	8,487	1,537,420
Sterling Infrastructure, Inc.(a)	4,717	2,432,180
Tutor Perini Corp.	6,878	639,104
Valmont Industries, Inc.	3,134	1,592,197
WillScot Holdings Corp., Class A	29,095	658,711
		44,095,964
Construction Materials — 0.2%
Eagle Materials, Inc.	5,066	1,064,417
James Hardie Industries PLC(a)(b)	23,820	499,982
Knife River Corp.(a)(b)	8,956	828,878
Smith-Midland Corp.(a)	353	11,924
Titan America SA(b)	3,597	59,314
U.S. Lime & Minerals, Inc.	1,607	173,026
		2,637,541
Consumer Finance — 1.0%
Ally Financial, Inc.	44,914	1,993,732
Atlanticus Holdings Corp.(a)	1,005	79,807
Bread Financial Holdings, Inc.	3,207	271,889
Consumer Portfolio Services, Inc.(a)	1,657	15,046
Credit Acceptance Corp.(a)(b)	625	315,569
Dave, Inc., Class A(a)	1,637	445,248
Encore Capital Group, Inc.(a)	3,656	302,607
Enova International, Inc.(a)	3,809	645,283
Figure Technology Solutions, Inc., Class A(a)(b)	5,652	198,385
FirstCash Holdings, Inc.	6,310	1,376,968
Green Dot Corp., Class A(a)	8,647	108,520
Jefferson Capital, Inc.	3,054	63,340
LendingClub Corp.(a)	17,974	306,816
LendingTree, Inc.(a)	1,671	82,865
Medallion Financial Corp.	3,591	32,894
Navient Corp.	12,965	119,797
Nelnet, Inc., Class A	2,137	302,813
NerdWallet, Inc., Class A(a)	6,125	66,395
OneMain Holdings, Inc.	19,352	1,137,317
Oportun Financial Corp.(a)	5,406	32,923
OppFi, Inc., Class A(a)	3,713	35,311
PRA Group, Inc.(a)	6,204	135,185
PROG Holdings, Inc.	6,186	221,644
Regional Management Corp.	1,483	55,390
SLM Corp.	31,757	732,952
SoFi Technologies, Inc.(a)(b)	191,914	3,089,815
Upstart Holdings, Inc.(a)(b)	13,273	419,161
World Acceptance Corp.(a)	390	57,392
		12,645,064
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	57,271	965,016
Andersons, Inc.	5,149	404,402
BJ’s Wholesale Club Holdings, Inc.(a)	20,647	1,938,547
Casey’s General Stores, Inc.	5,811	4,777,514
Chefs’ Warehouse, Inc.(a)	5,434	421,678
Grocery Outlet Holding Corp.(a)	14,582	115,343
HF Foods Group, Inc.(a)(b)	4,561	8,803
Ingles Markets, Inc., Class A	2,056	188,062
Maplebear, Inc.(a)	27,120	1,148,532
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Natural Grocers by Vitamin Cottage, Inc.	1,981	$ 57,370
Performance Food Group Co.(a)	24,073	2,180,051
PriceSmart, Inc.	4,078	639,920
Sprouts Farmers Market, Inc.(a)	15,615	1,278,088
U.S. Foods Holding Corp.(a)	35,413	3,310,761
United Natural Foods, Inc.(a)	9,008	450,580
Village Super Market, Inc., Class A	1,242	53,518
Weis Markets, Inc.	2,437	171,029
		18,109,214
Containers & Packaging — 0.9%
AptarGroup, Inc.	10,184	1,259,557
Ardagh Metal Packaging SA	22,303	85,867
Avery Dennison Corp.	12,091	1,982,078
Crown Holdings, Inc.	18,100	1,779,411
Graphic Packaging Holding Co.	45,561	434,196
Greif, Inc., Class A	3,975	259,329
Greif, Inc., Class B	651	52,236
Myers Industries, Inc.	5,877	121,125
O-I Glass, Inc.(a)	23,037	209,867
Packaging Corp. of America	13,948	2,977,201
Ranpak Holdings Corp.(a)	7,379	37,559
Silgan Holdings, Inc.	14,260	578,243
Sonoco Products Co.	15,421	770,433
TriMas Corp.	5,058	187,247
		10,734,349
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(a)	4,044	179,918
Gold.com, Inc.	2,892	130,689
LKQ Corp.	40,809	1,288,748
Pool Corp.	5,218	1,113,104
Weyco Group, Inc.	661	21,806
		2,734,265
Diversified Consumer Services — 0.9%
ADT, Inc.	80,636	607,189
American Public Education, Inc.(a)	2,577	149,853
Bright Horizons Family Solutions, Inc.(a)	8,905	722,285
Carriage Services, Inc.	1,857	91,179
Coursera, Inc.(a)(b)	21,039	125,182
Covista, Inc.(a)	5,338	615,044
Driven Brands Holdings, Inc.(a)	9,043	122,713
Duolingo, Inc., Class A(a)	6,024	663,242
European Wax Center, Inc., Class A(a)	3,470	20,126
Frontdoor, Inc.(a)	11,298	775,382
Graham Holdings Co., Class B	497	557,887
Grand Canyon Education, Inc.(a)	4,366	738,160
H&R Block, Inc.	20,039	635,837
KinderCare Learning Cos., Inc.(a)(b)	4,770	18,746
Laureate Education, Inc., Class A(a)	19,869	597,958
Liberty Live Holdings, Inc., Class A(a)	3,162	288,406
Liberty Live Holdings, Inc., Class C(a)(b)	7,727	723,247
Lincoln Educational Services Corp.(a)	4,346	178,794
Matthews International Corp., Class A	4,451	127,031
McGraw Hill, Inc.(a)(b)	5,065	61,236
Mister Car Wash, Inc.(a)	14,384	101,839
Nerdy, Inc.(a)(b)	12,166	10,879
OneSpaWorld Holdings Ltd.	15,821	390,146
Perdoceo Education Corp.	9,848	334,241
Phoenix Education Partners, Inc.(b)	963	26,983
Service Corp. International	21,623	1,752,112
Strategic Education, Inc.	3,640	285,376

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Stride, Inc.(a)	6,704	$ 651,361
Udemy, Inc.(a)	14,004	66,379
Universal Technical Institute, Inc.(a)	7,798	292,659
		11,731,472
Diversified REITs — 0.2%
Alpine Income Property Trust, Inc.	3,127	58,788
American Assets Trust, Inc.	8,134	168,699
Armada Hoffler Properties, Inc.	11,261	68,579
Broadstone Net Lease, Inc.	29,451	583,130
CTO Realty Growth, Inc.	4,002	81,041
Essential Properties Realty Trust, Inc.	30,621	962,418
Gladstone Commercial Corp.	6,470	81,587
Global Net Lease, Inc.	37,090	354,580
Modiv Industrial, Inc., Class C	2,033	32,467
NexPoint Diversified Real Estate Trust	4,165	22,574
		2,413,863
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)(b)	1,888	91,228
AST SpaceMobile, Inc., Class A(a)(b)	34,320	2,536,248
ATN International, Inc.	1,101	30,751
Bandwidth, Inc., Class A(a)	4,060	149,449
Cogent Communications Holdings, Inc.	8,271	187,338
GCI Liberty, Inc., Class A(a)	663	23,112
GCI Liberty, Inc., Class C(a)	4,839	165,736
Globalstar, Inc.(a)	7,990	657,577
IDT Corp., Class B	2,503	125,525
Iridium Communications, Inc.	14,445	564,366
Liberty Global Ltd., Class A(a)	28,727	332,659
Liberty Global Ltd., Class C(a)	21,161	239,966
Liberty Latin America Ltd., Class A(a)(b)	7,788	63,238
Liberty Latin America Ltd., Class C(a)(b)	20,618	171,336
Lumen Technologies, Inc.(a)	149,105	1,318,088
Shenandoah Telecommunications Co.	7,743	121,797
Uniti Group, Inc.(a)	26,636	315,104
		7,093,518
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	3,246	45,347
Hawaiian Electric Industries, Inc.(a)	26,566	400,350
IDACORP, Inc.	8,498	1,255,495
MGE Energy, Inc.	5,543	444,659
OGE Energy Corp.	32,966	1,608,741
Oklo, Inc., Class A(a)(b)	19,329	1,401,352
Otter Tail Corp.	6,210	554,180
Pinnacle West Capital Corp.	18,973	1,967,880
Portland General Electric Co.	17,919	930,534
TXNM Energy, Inc.	15,525	916,906
		9,525,444
Electrical Equipment — 2.5%
Acuity, Inc.	4,866	1,410,021
Allient, Inc.(b)	2,251	171,481
American Superconductor Corp.(a)	6,858	367,177
Amprius Technologies, Inc.(a)	17,811	375,100
Array Technologies, Inc.(a)(b)	23,242	179,893
Atkore, Inc.	5,311	415,055
Bloom Energy Corp., Class A(a)	34,383	9,742,767
EnerSys	5,769	1,230,297
Enovix Corp.(a)(b)	33,260	221,844
Eos Energy Enterprises, Inc., Class A(a)	48,311	323,684
Fluence Energy, Inc., Class A(a)(b)	10,253	124,882
Generac Holdings, Inc.(a)	9,095	2,357,697
Security	Shares	Value
Electrical Equipment (continued)
Hyliion Holdings Corp.(a)(b)	20,795	$ 39,718
KULR Technology Group, Inc.(a)(b)	5,324	13,736
LSI Industries, Inc.	4,093	99,501
NANO Nuclear Energy, Inc.(a)(b)	6,249	146,102
Net Power, Inc., Class A(a)	4,000	7,640
Nextpower, Inc., Class A(a)	22,803	2,716,521
NuScale Power Corp.(a)(b)	26,477	329,903
nVent Electric PLC	25,383	3,627,231
Plug Power, Inc.(a)(b)	212,785	666,017
Powell Industries, Inc.(b)	4,608	1,277,660
Power Solutions International, Inc.(a)(b)	1,500	109,905
Preformed Line Products Co.	368	122,268
Regal Rexnord Corp.	10,499	2,257,600
Sensata Technologies Holding PLC	23,664	985,369
Shoals Technologies Group, Inc., Class A(a)	25,632	203,518
SKYX Platforms Corp.(a)	9,577	10,343
SunPower, Inc.(a)(b)	7,432	6,152
Sunrun, Inc.(a)	35,027	445,894
T1 Energy, Inc.(a)	32,609	156,523
Thermon Group Holdings, Inc.(a)	4,968	300,514
Vicor Corp.(a)	3,622	975,296
		31,417,309
Electronic Equipment, Instruments & Components — 4.1%
908 Devices, Inc.(a)(b)	3,169	21,644
Advanced Energy Industries, Inc.(b)	5,911	2,269,292
Aeva Technologies, Inc.(a)(b)	7,033	112,458
Arlo Technologies, Inc.(a)(b)	14,970	210,329
Arrow Electronics, Inc.(a)(b)	8,108	1,522,926
Avnet, Inc.	13,112	1,081,871
Badger Meter, Inc.	4,653	562,594
Bel Fuse, Inc., Class A	234	56,967
Bel Fuse, Inc., Class B	1,576	434,724
Belden, Inc.	6,321	710,986
Benchmark Electronics, Inc.	5,535	454,147
Climb Global Solutions, Inc.	2,612	43,568
Cognex Corp.	26,380	1,464,354
Coherent Corp.(a)	27,737	8,867,796
Crane NXT Co.	7,621	340,506
CTS Corp.	4,419	252,325
Daktronics, Inc.(a)	6,272	123,308
ePlus, Inc.	4,109	347,991
Evolv Technologies Holdings, Inc., Class A(a)	24,301	174,967
Fabrinet(a)	5,639	3,854,087
Flex Ltd.(a)	58,568	5,361,900
Frequency Electronics, Inc.(a)	869	43,589
Ingram Micro Holding Corp.	3,988	122,711
Insight Enterprises, Inc.(a)	4,846	353,273
IPG Photonics Corp.(a)	3,879	461,291
Itron, Inc.(a)	7,164	600,343
Jabil, Inc.	16,481	5,562,173
Kimball Electronics, Inc.(a)	3,684	99,505
Knowles Corp.(a)	13,021	406,125
Littelfuse, Inc.	3,929	1,587,984
Methode Electronics, Inc.	5,604	44,944
MicroVision, Inc.(a)(b)	33,188	21,785
Mirion Technologies, Inc.(a)(b)	37,205	734,799
M-Tron Industries, Inc.(a)	394	26,311
Napco Security Technologies, Inc.	5,284	247,027
Neonode, Inc.(a)	1,683	2,794
nLight, Inc.(a)	7,336	512,420
Novanta, Inc.(a)	5,733	742,595
OSI Systems, Inc.(a)	2,442	700,659
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ouster, Inc.(a)	9,205	$ 248,167
PC Connection, Inc.	1,916	122,126
Plexus Corp.(a)	4,275	1,071,229
Powerfleet, Inc. NJ(a)	19,363	62,349
Richardson Electronics Ltd.	1,153	16,603
Rogers Corp.(a)	2,783	377,792
Sanmina Corp.(a)	8,482	1,847,549
ScanSource, Inc.(a)	3,584	147,374
TD SYNNEX Corp.	12,431	2,836,506
TTM Technologies, Inc.(a)	15,942	2,522,343
Vishay Intertechnology, Inc.	18,473	535,163
Vishay Precision Group, Inc.(a)	1,793	108,333
Vontier Corp.(b)	22,531	808,412
Vuzix Corp.(a)(b)	10,266	29,566
		51,272,580
Energy Equipment & Services — 1.6%
Archrock, Inc.	26,923	1,043,266
Atlas Energy Solutions, Inc.	11,351	197,280
Borr Drilling Ltd.	43,804	264,138
Bristow Group, Inc.	4,279	210,227
Cactus, Inc., Class A	11,584	645,460
Core Laboratories, Inc.	7,274	106,564
DMC Global, Inc.(a)	2,787	17,224
Energy Services of America Corp.	2,047	34,799
Expro Group Holdings NV(a)	13,519	246,181
Flowco Holdings, Inc., Class A	2,596	64,459
Forum Energy Technologies, Inc.(a)	1,352	85,000
Helix Energy Solutions Group, Inc.(a)	21,945	227,131
Helmerich & Payne, Inc.	16,255	656,377
Innovex International, Inc.(a)	5,605	155,651
Kodiak Gas Services, Inc.	12,872	872,722
Liberty Energy, Inc., Class A	24,817	838,566
Mammoth Energy Services, Inc.(a)	3,130	8,952
Nabors Industries Ltd.(a)	2,066	211,992
National Energy Services Reunited Corp.(a)	10,890	271,597
Natural Gas Services Group, Inc.	1,340	54,525
Noble Corp. PLC	19,751	1,007,894
NOV, Inc.	59,473	1,216,818
Oceaneering International, Inc.(a)	15,152	568,806
Oil States International, Inc.(a)	9,214	105,777
Patterson-UTI Energy, Inc.	55,111	673,456
ProFrac Holding Corp., Class A(a)	6,846	51,619
ProPetro Holding Corp.(a)	15,740	269,626
Ranger Energy Services, Inc., Class A	2,196	38,342
RPC, Inc.	13,983	110,186
SEACOR Marine Holdings, Inc.(a)	2,135	16,226
Seadrill Ltd.(a)	10,073	500,527
Select Water Solutions, Inc., Class A	14,290	239,072
Solaris Energy Infrastructure, Inc., Class A	7,308	539,623
TechnipFMC PLC	63,314	4,784,639
TETRA Technologies, Inc.(a)(b)	20,168	191,999
Tidewater, Inc.(a)	7,740	691,414
Transocean Ltd.(a)	149,535	1,019,829
Valaris Ltd.(a)	9,876	1,007,154
Weatherford International PLC	11,159	1,231,396
		20,476,514
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	66,724	101,420
Atlanta Braves Holdings, Inc., Class A(a)	1,302	68,902
Atlanta Braves Holdings, Inc., Class C(a)	6,478	320,078
Cinemark Holdings, Inc.	16,137	476,364
Security	Shares	Value
Entertainment (continued)
CuriosityStream, Inc., Class A	5,521	$ 17,391
Gaia, Inc., Class A(a)	2,447	7,659
IMAX Corp.(a)	6,525	248,081
Lionsgate Studios Corp.(a)	33,912	421,865
Madison Square Garden Entertainment Corp., Class A(a)	5,964	399,111
Madison Square Garden Sports Corp., Class A(a)	2,531	866,766
Marcus Corp.	3,510	61,846
Meridian Holdings, Inc.(a)(b)	95	940
Playstudios, Inc., Class A(a)	19,532	8,108
Playtika Holding Corp.	9,711	35,494
Reservoir Media, Inc.(a)	1,932	19,436
Roku, Inc., Class A(a)	20,449	2,383,535
Sphere Entertainment Co., Class A(a)	4,264	607,407
Starz Entertainment Corp.(a)(b)	1,749	32,077
Vivid Seats, Inc., Class A(a)(b)	636	4,261
		6,080,741
Financial Services — 1.6%
Acacia Research Corp.(a)(b)	3,963	20,132
Affirm Holdings, Inc., Class A(a)(b)	43,473	2,794,444
Alerus Financial Corp.	3,558	95,853
Banco Latinoamericano de Comercio Exterior SA, Class E	4,894	261,486
Better Home & Finance Holding Co.(a)(b)	746	30,683
Burford Capital Ltd.	31,796	156,436
Cannae Holdings, Inc.	8,599	116,172
Cantaloupe, Inc.(a)(b)	8,091	88,354
Cass Information Systems, Inc.	1,782	84,271
Compass Diversified Holdings	10,951	129,331
Corebridge Financial, Inc.	12,209	336,236
Enact Holdings, Inc.	5,240	223,905
Equitable Holdings, Inc.	29,436	1,242,199
Essent Group Ltd.	14,371	869,733
Euronet Worldwide, Inc.(a)	6,510	471,194
EVERTEC, Inc.	10,462	308,943
Federal Agricultural Mortgage Corp., Class C	1,526	265,219
Finance Of America Cos., Inc., Class A(a)(b)	892	17,617
Flywire Corp.(a)	17,718	239,370
HA Sustainable Infrastructure Capital, Inc.	19,980	838,161
International Money Express, Inc.(a)	4,111	65,406
Jack Henry & Associates, Inc.	11,493	1,767,049
Jackson Financial, Inc., Class A	6,748	781,216
loanDepot, Inc., Class A(a)(b)	14,986	23,228
Marqeta, Inc., Class A(a)	58,271	252,896
Merchants Bancorp	4,065	189,185
MGIC Investment Corp.	35,122	930,031
NCR Atleos Corp.(a)	11,925	529,231
NewtekOne, Inc.	5,558	72,087
NMI Holdings, Inc., Class A(a)	12,284	475,514
Onity Group, Inc.(a)	962	44,262
Pagseguro Digital Ltd., Class A	27,593	276,482
Payoneer Global, Inc.(a)	42,860	213,443
Paysafe Ltd.(a)(b)	5,129	46,366
Paysign, Inc.(a)	5,335	34,998
PennyMac Financial Services, Inc., Class A	4,540	409,917
Priority Technology Holdings, Inc.(a)	4,372	22,647
Radian Group, Inc.	20,840	746,697
Remitly Global, Inc.(a)	27,436	600,574
Repay Holdings Corp., Class A(a)	11,807	44,749
Security National Financial Corp., Class A(a)(b)	2,058	20,168
Sezzle, Inc.(a)	2,625	208,950
Shift4 Payments, Inc., Class A(a)(b)	10,673	472,600

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
StoneCo Ltd., Class A(a)	39,219	$ 430,625
UWM Holdings Corp., Class A	39,113	138,460
Velocity Financial, Inc.(a)	1,121	21,624
Voya Financial, Inc.	15,510	1,271,200
Walker & Dunlop, Inc.	5,411	272,444
Waterstone Financial, Inc.	2,790	50,276
Western Union Co.	44,994	408,995
WEX, Inc.(a)	5,486	824,710
		20,235,769
Food Products — 0.7%
Alico, Inc.	665	27,671
B&G Foods, Inc.	11,206	62,081
Beyond Meat, Inc.(a)(b)	59,823	58,872
BRC, Inc., Class A(a)(b)	30,552	32,996
Calavo Growers, Inc.	2,445	68,851
Cal-Maine Foods, Inc.	6,969	538,425
Darling Ingredients, Inc.(a)	24,895	1,599,006
Dole PLC	11,286	171,321
Flowers Foods, Inc.	31,661	286,849
Fresh Del Monte Produce, Inc.	5,111	214,100
Freshpet, Inc.(a)(b)	7,371	496,658
Hain Celestial Group, Inc.(a)(b)	12,777	8,346
Ingredion, Inc.	10,053	1,123,322
J & J Snack Foods Corp.	2,271	200,438
John B Sanfilippo & Son, Inc.	1,127	92,177
Lamb Weston Holdings, Inc.	21,454	934,322
Lifeway Foods, Inc.(a)(b)	950	25,498
Limoneira Co.	2,273	28,935
Mama’s Creations, Inc.(a)	5,224	74,129
Marzetti Co.	3,166	412,467
Mission Produce, Inc.(a)(b)	6,805	94,317
Pilgrim’s Pride Corp.	6,467	214,058
Post Holdings, Inc.(a)	7,176	751,686
Seaboard Corp.	41	233,123
Seneca Foods Corp., Class A(a)	662	92,587
Simply Good Foods Co.(a)	13,980	186,913
Smithfield Foods, Inc.	7,169	188,401
SunOpta, Inc.(a)	14,147	91,673
Tootsie Roll Industries, Inc.	2,578	108,843
Utz Brands, Inc., Class A	10,819	86,119
Vital Farms, Inc.(a)	5,102	69,642
Westrock Coffee Co.(a)(b)	5,837	34,380
		8,608,206
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	19,095	706,515
Chesapeake Utilities Corp.	3,806	480,013
MDU Resources Group, Inc.	32,026	721,546
National Fuel Gas Co.	14,569	1,229,332
New Jersey Resources Corp.	16,012	901,636
Northwest Natural Holding Co.	6,494	344,182
ONE Gas, Inc.	9,438	842,058
RGC Resources, Inc.	698	15,865
Southwest Gas Holdings, Inc.	10,956	1,030,412
Spire, Inc.	9,156	834,844
UGI Corp.	34,143	1,232,221
		8,338,624
Ground Transportation — 1.1%
ArcBest Corp.	3,523	449,429
Avis Budget Group, Inc.(a)(b)	2,769	500,275
Covenant Logistics Group, Inc., Class A	2,300	80,178
FTAI Infrastructure, Inc.	15,759	96,839
Security	Shares	Value
Ground Transportation (continued)
Heartland Express, Inc.	5,677	$ 75,958
Hertz Global Holdings, Inc.(a)(b)	18,416	117,126
Knight-Swift Transportation Holdings, Inc.	24,787	1,608,676
Landstar System, Inc.	5,376	989,560
Lyft, Inc., Class A(a)	61,018	863,405
Marten Transport Ltd.	8,099	122,133
PAMT Corp.(a)	732	7,393
Proficient Auto Logistics, Inc.(a)	3,003	22,072
RXO, Inc.(a)	24,454	488,346
Ryder System, Inc.	6,242	1,584,032
Saia, Inc.(a)	4,179	1,875,619
Schneider National, Inc., Class B	7,977	248,005
U-Haul Holding Co.(a)	1,113	57,164
U-Haul Holding Co., Series N	15,662	746,921
Universal Logistics Holdings, Inc.	1,167	28,101
Werner Enterprises, Inc.	9,772	360,294
XPO, Inc.(a)	18,150	3,995,360
		14,316,886
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.(a)(b)	14,288	6,671
Acme United Corp.	726	29,592
Alphatec Holdings, Inc.(a)(b)	17,734	173,084
AngioDynamics, Inc.(a)	6,128	67,040
Anteris Technologies Global Corp.(a)(b)	13,790	84,808
Artivion, Inc.(a)	6,628	237,481
AtriCure, Inc.(a)	7,308	205,428
Avanos Medical, Inc.(a)	6,271	154,392
Axogen, Inc.(a)	7,788	336,442
Beta Bionics, Inc.(a)(b)	5,965	60,843
Bioventus, Inc., Class A(a)	7,264	71,696
Butterfly Network, Inc., Class A(a)	29,550	141,544
CapsoVision, Inc.(a)(b)	6,064	42,933
Carlsmed, Inc.(a)	578	5,138
Ceribell, Inc.(a)	3,799	76,588
Cerus Corp.(a)	29,178	59,231
ClearPoint Neuro, Inc.(a)(b)	4,160	46,509
CONMED Corp.	4,773	174,978
CVRx, Inc.(a)	2,551	19,158
Delcath Systems, Inc.(a)	4,778	49,596
Dentsply Sirona, Inc.	31,016	364,438
Electromed, Inc.(a)	816	20,979
Embecta Corp.	9,025	82,579
Enovis Corp.(a)	8,608	201,772
Envista Holdings Corp.(a)	25,928	672,572
Glaukos Corp.(a)	8,832	1,268,893
Globus Medical, Inc., Class A(a)	17,687	1,595,014
Haemonetics Corp.(a)	7,520	451,877
ICU Medical, Inc.(a)	3,861	460,231
Inogen, Inc.(a)	3,522	25,041
Inspire Medical Systems, Inc.(a)	4,418	248,027
Integer Holdings Corp.(a)	5,467	483,884
Integra LifeSciences Holdings Corp.(a)	10,351	109,100
iRadimed Corp.	1,223	102,047
iRhythm Technologies, Inc.(a)(b)	5,015	647,737
Kestra Medical Technologies Ltd.(a)(b)	4,875	101,010
KORU Medical Systems, Inc.(a)	8,148	32,511
Lantheus Holdings, Inc.(a)	10,245	866,932
LeMaitre Vascular, Inc.	3,331	365,577
LENSAR, Inc.(a)(b)	1,588	8,305
LivaNova PLC(a)	8,782	527,798
Lucid Diagnostics, Inc.(a)	9,222	9,868
Masimo Corp.(a)	7,162	1,277,916
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(a)	9,184	$ 626,165
Myomo, Inc.(a)(b)	5,030	4,324
Neogen Corp.(a)	32,610	306,534
Neuronetics, Inc.(a)(b)	5,610	10,883
NeuroPace, Inc.(a)	3,631	61,219
Novocure Ltd.(a)	15,675	238,417
Omnicell, Inc.(a)	7,016	290,603
OraSure Technologies, Inc.(a)	10,337	31,424
Orthofix Medical, Inc.(a)	6,664	78,369
OrthoPediatrics Corp.(a)	2,598	39,126
Outset Medical, Inc.(a)(b)	2,707	11,559
Penumbra, Inc.(a)	6,027	1,967,695
Procept Biorobotics Corp.(a)	8,646	207,850
Pro-Dex, Inc.(a)(b)	307	15,393
Pulmonx Corp.(a)	5,546	7,099
Pulse Biosciences, Inc.(a)(b)	2,929	62,007
QuidelOrtho Corp.(a)	10,099	124,218
RxSight, Inc.(a)(b)	5,857	41,409
Sanara Medtech, Inc.(a)	615	11,679
SANUWAVE Health, Inc.(a)(b)	1,123	18,384
Shoulder Innovations, Inc.(a)	2,136	27,319
SI-BONE, Inc.(a)	5,647	69,966
Sight Sciences, Inc.(a)	9,004	36,826
STAAR Surgical Co.(a)	6,026	158,845
Stereotaxis, Inc.(a)(b)	9,381	17,542
Strive, Inc., Class A(a)(b)	9,648	148,193
Tactile Systems Technology, Inc.(a)	3,228	74,309
Tandem Diabetes Care, Inc.(a)	10,129	197,769
Teleflex, Inc.	7,163	887,567
TransMedics Group, Inc.(a)	5,339	538,118
Treace Medical Concepts, Inc.(a)(b)	6,856	12,409
UFP Technologies, Inc.(a)(b)	1,146	219,608
Utah Medical Products, Inc.	250	16,355
Varex Imaging Corp.(a)	6,004	69,947
		18,596,390
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)(b)	14,137	366,078
Accendra Health, Inc.(a)(b)	12,293	45,607
AdaptHealth Corp.(a)	17,836	233,830
Addus HomeCare Corp.(a)	2,733	264,800
agilon health, Inc.(a)(b)	1,885	52,686
AirSculpt Technologies, Inc.(a)(b)	6,850	18,358
Alignment Healthcare, Inc.(a)	32,131	724,233
AMN Healthcare Services, Inc.(a)	5,756	117,825
Ardent Health, Inc.(a)	3,906	38,123
Astrana Health, Inc.(a)	6,214	212,146
Aveanna Healthcare Holdings, Inc.(a)	11,441	74,824
BrightSpring Health Services, Inc.(a)	20,483	982,569
Brookdale Senior Living, Inc.(a)	37,660	540,798
Castle Biosciences, Inc.(a)	4,154	101,731
Chemed Corp.	2,160	917,957
Clover Health Investments Corp., Class A(a)	62,118	170,824
Community Health Systems, Inc.(a)	20,266	57,555
Concentra Group Holdings Parent, Inc.	17,771	399,314
CorVel Corp.(a)	4,264	245,009
Cross Country Healthcare, Inc.(a)	4,745	48,019
DaVita, Inc.(a)(b)	5,473	849,081
DocGo, Inc.(a)	11,752	8,293
Encompass Health Corp.	15,864	1,586,400
Enhabit, Inc.(a)	7,209	99,052
Ensign Group, Inc.	8,698	1,623,830
Security	Shares	Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.(a)	3,240	$ 49,216
GeneDx Holdings Corp., Class A(a)	2,874	180,746
Guardant Health, Inc.(a)	19,577	1,704,765
Guardian Pharmacy Services, Inc., Class A(a)	3,231	119,870
HealthEquity, Inc.(a)	13,285	1,089,769
Henry Schein, Inc.(a)	16,321	1,217,383
Hims & Hers Health, Inc., Class A(a)(b)	32,009	869,685
Innovage Holding Corp.(a)	2,921	23,806
Joint Corp.(a)(b)	1,976	17,527
LifeStance Health Group, Inc.(a)	26,639	201,657
Lumexa Imaging Holdings, Inc.(a)(b)	4,321	41,352
Nano-X Imaging Ltd.(a)(b)	8,828	15,096
National HealthCare Corp.	1,889	327,345
NeoGenomics, Inc.(a)	19,556	181,089
NRC Health, Class A	2,065	33,990
Nutex Health, Inc.(a)(b)	902	107,518
Omada Health, Inc.(a)(b)	5,633	82,129
Oncology Institute, Inc.(a)(b)	9,632	37,179
OPKO Health, Inc.(a)(b)	75,633	85,087
Option Care Health, Inc.(a)	25,126	510,812
PACS Group, Inc.(a)	6,751	226,496
Pediatrix Medical Group, Inc.(a)	13,162	296,277
Pennant Group, Inc.(a)	4,838	151,526
Privia Health Group, Inc.(a)	19,879	493,993
Progyny, Inc.(a)	12,204	226,750
RadNet, Inc.(a)	10,793	610,344
Select Medical Holdings Corp.	17,287	283,680
Sonida Senior Living, Inc.(a)	961	36,480
Strata Critical Medical, Inc.(a)(b)	10,430	52,359
Surgery Partners, Inc.(a)	11,769	165,119
Talkspace, Inc.(a)	19,042	98,828
Tenet Healthcare Corp.(a)	13,838	2,450,987
U.S. Physical Therapy, Inc.	2,176	154,975
Universal Health Services, Inc., Class B	8,480	1,426,930
Viemed Healthcare, Inc.(a)	4,178	41,613
		23,391,320
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	27,545	1,398,735
CareTrust REIT, Inc.	34,398	1,357,001
Chiron Real Estate, Inc.	1,796	62,986
Community Healthcare Trust, Inc.	4,203	72,376
Diversified Healthcare Trust	33,329	251,301
Healthcare Realty Trust, Inc.	52,857	988,426
LTC Properties, Inc.	7,539	288,140
Medical Properties Trust, Inc.	78,332	386,960
National Health Investors, Inc.	7,437	571,980
Omega Healthcare Investors, Inc.	46,372	2,178,093
Sabra Health Care REIT, Inc.	38,364	792,600
Sila Realty Trust, Inc.	8,471	257,772
Strawberry Fields REIT, Inc.	1,874	23,181
Universal Health Realty Income Trust	1,974	80,342
		8,709,893
Health Care Technology — 0.1%
Certara, Inc.(a)	18,642	114,275
Claritev Corp., Class A(a)(b)	1,178	28,661
Definitive Healthcare Corp., Class A(a)	6,895	6,572
Doximity, Inc., Class A(a)	20,913	511,114
Evolent Health, Inc., Class A(a)(b)	17,670	66,262
Health Catalyst, Inc.(a)(b)	7,553	9,441
HealthStream, Inc.	3,505	72,764
HeartFlow, Inc.(a)(b)	3,131	93,179

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
LifeMD, Inc.(a)(b)	5,464	$ 25,571
OptimizeRx Corp.(a)(b)	2,430	15,139
Phreesia, Inc.(a)	8,666	79,814
Schrodinger, Inc.(a)(b)	8,566	102,449
Simulations Plus, Inc.(a)	2,503	35,467
Teladoc Health, Inc.(a)(b)	26,350	159,681
TruBridge, Inc.(a)(b)	1,614	41,480
Waystar Holding Corp.(a)(b)	16,783	358,737
		1,720,606
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	37,603	506,512
Braemar Hotels & Resorts, Inc.	8,647	20,926
Chatham Lodging Trust	7,197	62,470
DiamondRock Hospitality Co.	32,232	328,766
Host Hotels & Resorts, Inc.	108,437	2,291,274
Park Hotels & Resorts, Inc.	33,375	382,811
Pebblebrook Hotel Trust	17,856	250,877
RLJ Lodging Trust	23,947	197,323
Ryman Hospitality Properties, Inc.	9,631	1,012,122
Service Properties Trust	84,699	131,284
Summit Hotel Properties, Inc.	16,388	81,448
Sunstone Hotel Investors, Inc.	29,472	289,415
Xenia Hotels & Resorts, Inc.	16,452	267,674
		5,822,902
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc., Class A(a)	7,662	95,698
Aramark	41,257	1,885,032
Bally’s Corp.(a)(b)	1,071	14,266
Biglari Holdings, Inc., Class B(a)	92	28,451
BJ’s Restaurants, Inc.(a)	3,093	118,771
Black Rock Coffee Bar, Inc., Class A(a)(b)	2,700	33,156
Bloomin’ Brands, Inc.	13,261	80,892
Boyd Gaming Corp.	8,546	743,075
Brightstar Lottery PLC	17,785	233,517
Brinker International, Inc.(a)	6,915	1,052,740
Caesars Entertainment, Inc.(a)	31,918	887,320
Cava Group, Inc.(a)	15,739	1,470,180
Cheesecake Factory, Inc.	7,092	445,874
Choice Hotels International, Inc.(b)	4,275	423,567
Churchill Downs, Inc.	10,427	1,053,023
Cracker Barrel Old Country Store, Inc.	3,430	107,428
Dave & Buster’s Entertainment, Inc.(a)	4,034	45,463
Dine Brands Global, Inc.	2,352	65,339
Dutch Bros, Inc., Class A(a)(b)	19,931	1,146,232
El Pollo Loco Holdings, Inc.(a)	3,705	50,092
First Watch Restaurant Group, Inc.(a)	11,007	144,412
Genius Sports Ltd.(a)	36,037	157,121
Global Business Travel Group I(a)(b)	21,707	127,203
Hilton Grand Vacations, Inc.(a)(b)	10,007	470,029
Hyatt Hotels Corp., Class A(b)	6,479	1,085,686
Inspired Entertainment, Inc.(a)(b)	4,819	33,829
Jack in the Box, Inc.(b)	2,812	35,431
Krispy Kreme, Inc.	13,256	52,229
Kura Sushi USA, Inc., Class A(a)(b)	917	50,499
Life Time Group Holdings, Inc.(a)	23,772	637,327
Lindblad Expeditions Holdings, Inc.(a)	5,497	101,859
Marriott Vacations Worldwide Corp.	4,605	331,606
MGM Resorts International(a)(b)	32,370	1,260,488
Monarch Casino & Resort, Inc.	1,932	229,309
Nathan’s Famous, Inc.	343	34,430
Navan, Inc., Class A(a)(b)	6,148	107,529
Norwegian Cruise Line Holdings Ltd.(a)	72,284	1,314,123
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc.	4,916	$ 177,910
Penn Entertainment, Inc.(a)	22,362	390,441
Planet Fitness, Inc., Class A(a)	13,153	876,910
Portillo’s, Inc., Class A(a)(b)	8,495	53,094
Pursuit Attractions and Hospitality, Inc.(a)	2,939	123,673
RCI Hospitality Holdings, Inc.	930	23,269
Red Rock Resorts, Inc., Class A	7,966	429,845
Rush Street Interactive, Inc., Class A(a)	13,639	383,256
Sabre Corp.(a)	55,584	101,719
Serve Robotics, Inc.(a)(b)	10,462	98,657
Shake Shack, Inc., Class A(a)	5,936	608,203
Six Flags Entertainment Corp.(a)	14,626	274,676
Super Group SGHC Ltd.	24,515	317,714
Sweetgreen, Inc., Class A(a)(b)	15,656	107,713
Target Hospitality Corp.(a)	4,842	70,403
Texas Roadhouse, Inc.	10,458	1,683,633
Travel & Leisure Co.	10,014	647,505
United Parks & Resorts, Inc.(a)	4,267	150,412
Vail Resorts, Inc.	5,481	697,074
Wendy’s Co.	24,670	171,703
Wingstop, Inc.	4,339	711,856
Wyndham Hotels & Resorts, Inc.	11,545	939,532
Wynn Resorts Ltd.	12,143	1,300,637
Xponential Fitness, Inc., Class A(a)(b)	4,171	27,445
		26,520,506
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	904	13,180
Beazer Homes USA, Inc.(a)(b)	4,457	96,227
Cavco Industries, Inc.(a)	1,206	611,442
Century Communities, Inc.	3,986	223,296
Champion Homes, Inc.(a)	8,999	685,994
Cricut, Inc., Class A	8,033	34,622
Dream Finders Homes, Inc., Class A(a)	4,603	67,204
Ethan Allen Interiors, Inc.	3,453	73,687
Flexsteel Industries, Inc.	557	30,802
Green Brick Partners, Inc.(a)	4,689	316,226
Hamilton Beach Brands Holding Co., Class A	1,059	22,038
Helen of Troy Ltd.(a)	3,504	81,118
Hovnanian Enterprises, Inc., Class A(a)	765	86,017
Installed Building Products, Inc.	3,677	1,060,998
KB Home	9,973	528,469
La-Z-Boy, Inc.	6,087	211,462
Legacy Housing Corp.(a)	1,162	25,273
Leggett & Platt, Inc.	20,500	222,835
LGI Homes, Inc.(a)	3,097	151,660
Lovesac Co.(a)	2,304	36,426
M/I Homes, Inc.(a)	4,069	535,033
Meritage Homes Corp.	10,787	726,397
Mohawk Industries, Inc.(a)	8,098	854,825
Newell Brands, Inc.	64,289	262,299
SharkNinja, Inc.(a)	13,218	1,527,076
Somnigroup International, Inc.	31,852	2,416,293
Sonos, Inc.(a)	19,562	290,104
Taylor Morrison Home Corp., Class A(a)	15,106	917,538
Toll Brothers, Inc.	14,913	2,119,734
TopBuild Corp.(a)	4,441	1,966,031
Traeger, Inc.(a)(b)	64	2,667
Tri Pointe Homes, Inc.(a)	13,397	628,185
Whirlpool Corp.	9,597	538,008
		17,363,166
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,661	61,490
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Central Garden & Pet Co., Class A(a)	7,697	$ 258,311
Energizer Holdings, Inc.	10,184	199,403
Oil-Dri Corp. of America	1,390	101,401
Reynolds Consumer Products, Inc.	8,443	177,050
Spectrum Brands Holdings, Inc.	3,584	296,038
WD-40 Co.	2,018	423,699
		1,517,392
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	114,065	1,648,239
Brookfield Renewable Corp.	21,727	787,821
Clearway Energy, Inc., Class A	4,357	176,154
Clearway Energy, Inc., Class C	14,525	586,229
Hallador Energy Co.(a)	4,756	73,861
Montauk Renewables, Inc.(a)(b)	11,785	17,206
Ormat Technologies, Inc.	9,582	1,100,972
Talen Energy Corp.(a)	7,182	2,674,720
		7,065,202
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A(b)	3,494	119,145
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	47,103	576,070
EastGroup Properties, Inc.	8,275	1,664,930
First Industrial Realty Trust, Inc.	20,310	1,259,423
Industrial Logistics Properties Trust	7,884	58,578
Innovative Industrial Properties, Inc.	4,225	229,206
LXP Industrial Trust	9,202	468,566
One Liberty Properties, Inc.	2,324	52,778
Rexford Industrial Realty, Inc.	38,095	1,367,229
STAG Industrial, Inc.	29,715	1,146,405
Terreno Realty Corp.	15,900	1,036,680
		7,859,865
Insurance — 2.9%
Abacus Global Management, Inc., Class A	6,724	63,878
American Coastal Insurance Corp.	4,541	54,038
American Financial Group, Inc.	10,675	1,422,657
American Integrity Insurance Group, Inc.	2,072	40,611
AMERISAFE, Inc.	3,254	98,596
Assurant, Inc.	8,018	1,894,413
Assured Guaranty Ltd.	7,088	580,507
Ategrity Specialty Holdings LLC(a)	1,898	36,062
Axis Capital Holdings Ltd.	13,014	1,306,736
Baldwin Insurance Group, Inc., Class A(a)(b)	15,369	349,184
Bowhead Specialty Holdings, Inc.(a)	2,349	55,859
Brighthouse Financial, Inc.(a)	9,154	569,928
Citizens, Inc., Class A(a)(b)	11,809	63,769
CNO Financial Group, Inc.	18,167	807,523
Crawford & Co., Class A	8,959	96,220
Donegal Group, Inc., Class A	3,400	57,188
eHealth, Inc.(a)	4,461	9,190
Employers Holdings, Inc.	3,101	130,614
Everest Group Ltd.	6,752	2,408,844
Exzeo Group, Inc.(a)	2,514	40,727
F&G Annuities & Life, Inc.	5,827	166,885
Fidelis Insurance Holdings Ltd.	10,594	223,851
First American Financial Corp.	15,739	1,103,776
Genworth Financial, Inc., Class A(a)	60,457	531,417
Globe Life, Inc.	13,716	2,116,379
GoHealth, Inc., Class A(a)(b)	784	886
Goosehead Insurance, Inc., Class A(a)	3,674	164,558
Greenlight Capital Re Ltd., Class A(a)	3,955	72,456
Security	Shares	Value
Insurance (continued)
Hamilton Insurance Group Ltd., Class B	7,273	$ 238,336
Hanover Insurance Group, Inc.	5,927	1,112,439
HCI Group, Inc.	1,666	255,848
Heritage Insurance Holdings, Inc.(a)	3,683	107,986
Hippo Holdings, Inc.(a)	2,786	73,355
Horace Mann Educators Corp.	6,321	287,226
Investors Title Co.	264	62,510
James River Group Holdings, Inc.(b)	12,322	76,396
Kemper Corp.	10,147	341,852
Kestrel Group Ltd.(a)(b)	2,779	27,012
Kingstone Cos., Inc.	1,891	31,523
Kingsway Financial Services, Inc.(a)	4,657	50,109
Kinsale Capital Group, Inc.	3,568	1,154,641
Lemonade, Inc.(a)(b)	9,564	541,705
Lincoln National Corp.	14,766	558,302
MBIA, Inc.(a)	8,173	47,730
Mercury General Corp.	4,247	413,276
NI Holdings, Inc.(a)	788	10,149
Octave Specialty Group, Inc.(a)	7,651	33,894
Old Republic International Corp.	36,479	1,457,336
Oscar Health, Inc., Class A(a)	33,466	617,782
Palomar Holdings, Inc.(a)	4,297	517,273
Primerica, Inc.	5,703	1,604,083
ProAssurance Corp.(a)	7,830	193,401
Reinsurance Group of America, Inc., Class A	10,580	2,237,247
RenaissanceRe Holdings Ltd.	7,310	2,243,951
RLI Corp.	13,345	690,871
Root, Inc., Class A(a)	2,028	110,485
Ryan Specialty Holdings, Inc., Class A	18,682	649,573
Safety Insurance Group, Inc.	3,024	227,284
Selective Insurance Group, Inc.	9,802	822,878
Selectquote, Inc.(a)(b)	27,817	25,586
SiriusPoint Ltd.(a)	8,673	203,035
Skyward Specialty Insurance Group, Inc.(a)(b)	6,404	291,062
Slide Insurance Holdings, Inc.(a)	11,200	208,880
Stewart Information Services Corp.	5,222	365,488
Tiptree, Inc.	3,599	62,047
Trupanion, Inc.(a)(b)	7,052	169,177
United Fire Group, Inc.	3,295	132,854
Universal Insurance Holdings, Inc.	4,243	168,150
Unum Group	27,644	2,222,025
White Mountains Insurance Group Ltd.	379	845,924
		35,957,433
Interactive Media & Services — 0.4%
Angi, Inc., Class A(a)(b)	6,868	50,411
Arena Group Holdings, Inc.(a)(b)	1,697	4,276
Bumble, Inc., Class A(a)(b)	10,464	43,426
Cargurus, Inc., Class A(a)	12,616	459,979
Cars.com, Inc.(a)	9,358	102,844
EverQuote, Inc., Class A(a)(b)	3,907	56,339
fuboTV, Inc., Class A(a)(b)	4,387	54,048
Getty Images Holdings, Inc.(a)	18,361	14,138
Grindr, Inc.(a)(b)	5,450	72,867
IAC, Inc.(a)	10,269	457,587
Match Group, Inc.	38,468	1,439,473
MediaAlpha, Inc., Class A(a)	5,186	44,133
Nextdoor Holdings, Inc.(a)	30,468	48,749
QuinStreet, Inc.(a)	8,327	106,253
Rumble, Inc.(a)(b)	18,104	136,323
Shutterstock, Inc.	3,961	64,049
Teads Holding Co.(a)(b)	7,340	6,409
Travelzoo(a)(b)	978	9,575

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
TripAdvisor, Inc.(a)(b)	17,896	$ 199,182
Trump Media & Technology Group Corp., Class A(a)(b)	25,507	233,389
Webtoon Entertainment, Inc.(a)(b)	2,641	32,326
Yelp, Inc.(a)	9,464	261,206
Ziff Davis, Inc.(a)	6,498	297,349
ZipRecruiter, Inc., Class A(a)	10,670	31,156
ZoomInfo Technologies, Inc., Class A(a)	42,796	267,475
		4,492,962
IT Services — 0.6%
Amdocs Ltd.	17,152	1,109,220
Applied Digital Corp.(a)(b)	37,379	1,280,231
Backblaze, Inc., Class A(a)	7,790	33,341
BigBear.ai Holdings, Inc.(a)(b)	69,130	275,137
Commerce.com, Inc., Series 1(a)	11,610	32,856
Crexendo, Inc.(a)	1,785	11,674
CSP, Inc.	907	8,426
DigitalOcean Holdings, Inc.(a)	12,097	1,166,514
DXC Technology Co.(a)	28,840	326,469
EPAM Systems, Inc.(a)	8,582	976,460
Everforth, Inc.(a)	6,612	139,513
Fastly, Inc., Class A(a)	22,415	566,091
Globant SA(a)(b)	6,705	276,447
Grid Dynamics Holdings, Inc., Class A(a)	9,652	54,920
Hackett Group, Inc.	3,558	45,934
Information Services Group, Inc.	5,510	22,481
Kyndryl Holdings, Inc.(a)	36,621	506,102
Rackspace Technology, Inc.(a)(b)	11,549	16,862
TSS, Inc.(a)(b)	2,812	43,080
Tucows, Inc., Class A(a)	808	12,710
Unisys Corp.(a)	11,107	28,989
VTEX, Class A(a)(b)	8,738	32,855
Whitefiber, Inc.(a)(b)	2,169	33,207
		6,999,519
Leisure Products — 0.5%
Acushnet Holdings Corp.	4,271	413,518
American Outdoor Brands, Inc.(a)	1,592	14,981
Brunswick Corp.	10,681	848,605
Callaway Golf Co.(a)	19,992	305,878
Clarus Corp.	1,641	4,275
Escalade, Inc.	1,074	20,084
Funko, Inc., Class A(a)	4,887	21,552
Hasbro, Inc.	22,307	2,137,903
JAKKS Pacific, Inc.	1,565	34,054
Johnson Outdoors, Inc., Class A	523	27,525
Latham Group, Inc.(a)	6,823	41,416
Malibu Boats, Inc., Class A(a)	2,835	72,576
Marine Products Corp.	440	3,485
MasterCraft Boat Holdings, Inc.(a)	2,589	60,453
Mattel, Inc.(a)	49,223	742,283
Peloton Interactive, Inc., Class A(a)	61,026	332,592
Polaris, Inc.	8,313	550,902
Smith & Wesson Brands, Inc.	6,728	104,553
Sturm Ruger & Co., Inc.	2,152	93,354
YETI Holdings, Inc.(a)	12,620	497,985
		6,327,974
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	18,308	403,691
Adaptive Biotechnologies Corp.(a)	23,365	329,447
Alpha Teknova, Inc.(a)(b)	2,079	7,380
Avantor, Inc.(a)	104,003	842,424
Azenta, Inc.(a)	6,291	154,570
Security	Shares	Value
Life Sciences Tools & Services (continued)
BioLife Solutions, Inc.(a)	6,926	$ 146,000
Bio-Rad Laboratories, Inc., Class A(a)	2,986	836,438
Bio-Techne Corp.	24,534	1,357,221
Bruker Corp.	16,588	608,946
Charles River Laboratories International, Inc.(a)	7,672	1,280,994
Codexis, Inc.(a)(b)	12,035	33,939
CryoPort, Inc.(a)	7,193	73,800
Cytek Biosciences, Inc.(a)	16,814	76,672
Fortrea Holdings, Inc.(a)	14,237	163,726
Ginkgo Bioworks Holdings, Inc., Class A(a)	5,984	50,625
Lifecore Biomedical, Inc.(a)	3,493	17,710
Maravai LifeSciences Holdings, Inc., Class A(a)	17,523	64,485
MaxCyte, Inc.(a)	15,558	13,691
Medpace Holdings, Inc.(a)	3,543	1,483,312
Mesa Laboratories, Inc.	769	76,900
OmniAb, Inc.(a)(b)	14,465	20,106
OmniAb, Inc.(c)	988	—
Pacific Biosciences of California, Inc.(a)(b)	40,448	64,312
Personalis, Inc.(a)(b)	7,883	43,514
Qiagen NV(b)	32,273	1,116,000
Quanterix Corp.(a)	6,594	20,639
Quantum-Si, Inc., Class A(a)(b)	22,037	21,609
Repligen Corp.(a)(b)	8,315	983,748
Sotera Health Co.(a)	40,501	630,196
Standard BioTools, Inc.(a)(b)	42,350	39,330
Tempus AI, Inc., Class A(a)(b)	15,894	881,799
		11,843,224
Machinery — 4.5%
3D Systems Corp.(a)(b)	18,309	45,040
Aebi Schmidt Holding AG	5,306	61,656
AGCO Corp.	9,770	1,182,365
AirJoule Technologies Corp., Class A(a)(b)	2,814	8,667
Alamo Group, Inc.	1,568	271,954
Albany International Corp., Class A	4,558	264,546
Alliance Laundry Holdings, Inc.(a)	6,969	176,804
Allison Transmission Holdings, Inc.	13,137	1,764,956
Astec Industries, Inc.	3,442	223,799
Atmus Filtration Technologies, Inc.	12,777	810,062
Blue Bird Corp.(a)	4,909	314,716
CECO Environmental Corp.(a)	4,434	328,737
Chart Industries, Inc.(a)	7,042	1,464,032
Columbus McKinnon Corp.	4,516	69,772
Crane Co.	7,740	1,375,630
Donaldson Co., Inc.	18,412	1,623,386
Douglas Dynamics, Inc.	3,465	159,840
Eastern Co.	695	15,193
Energy Recovery, Inc.(a)(b)	7,821	86,579
Enerpac Tool Group Corp., Class A	8,231	288,908
Enpro, Inc.	3,396	990,104
Esab Corp.	9,007	885,118
ESCO Technologies, Inc.	4,072	1,319,124
Federal Signal Corp.	9,358	1,152,251
Flowserve Corp.	20,014	1,473,831
Franklin Electric Co., Inc.	5,971	598,235
Gates Industrial Corp. PLC(a)	40,303	1,032,160
Gencor Industries, Inc.(a)	1,044	15,535
Gorman-Rupp Co.	3,463	262,288
Graco, Inc.	26,260	2,107,890
Graham Corp.(a)	1,442	137,278
Greenbrier Cos., Inc.	4,848	238,134
Helios Technologies, Inc.	5,108	349,387
Hillman Solutions Corp.(a)	33,309	271,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Hyster-Yale, Inc., Class A	1,964	$ 77,519
ITT, Inc.	13,595	2,913,952
JBT Marel Corp.	8,142	961,570
Kadant, Inc.(b)	1,798	527,048
Kennametal, Inc.	11,992	464,210
L B Foster Co., Class A(a)	1,345	41,170
Lincoln Electric Holdings, Inc.	8,451	2,239,515
Lindsay Corp.	1,596	178,704
Luxfer Holdings PLC	3,457	52,028
Manitowoc Co., Inc.(a)	6,065	82,423
Mayville Engineering Co., Inc.(a)(b)	1,787	40,761
Microvast Holdings, Inc.(a)(b)	30,712	59,274
Middleby Corp.(a)	7,564	1,061,683
Miller Industries, Inc.	1,617	77,600
Mueller Industries, Inc.	17,255	2,336,845
Mueller Water Products, Inc., Class A	23,813	664,145
Nordson Corp.	8,387	2,419,230
Omega Flex, Inc.	303	9,551
Oshkosh Corp.	10,061	1,572,534
Palladyne AI Corp.(a)(b)	4,048	24,652
Park-Ohio Holdings Corp.	1,948	56,395
Pentair PLC	26,092	2,105,885
Proto Labs, Inc.(a)	3,555	230,400
RBC Bearings, Inc.(a)(b)	4,894	2,931,946
Richtech Robotics, Inc., Class B(a)(b)	25,420	62,533
Snap-on, Inc.	8,100	3,105,540
SPX Technologies, Inc.(a)	7,478	1,637,009
Standex International Corp.	1,899	518,427
Stanley Black & Decker, Inc.	24,753	1,934,695
Tennant Co.	2,701	224,291
Terex Corp.	17,675	1,099,385
Timken Co.	10,020	1,111,118
Titan International, Inc.(a)	7,672	58,461
Toro Co.	15,715	1,495,597
Trinity Industries, Inc.	12,776	416,625
Wabash National Corp.	5,936	51,584
Watts Water Technologies, Inc., Class A	4,283	1,285,585
Worthington Enterprises, Inc.	4,898	265,814
		55,765,482
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(a)	1,168	20,183
Costamare, Inc.	7,189	119,481
Genco Shipping & Trading Ltd.	6,147	149,003
Himalaya Shipping Ltd.(b)	3,990	54,423
Kirby Corp.(a)	8,394	1,263,633
Matson, Inc.	4,955	864,301
Pangaea Logistics Solutions Ltd.	5,589	42,812
Safe Bulkers, Inc.	10,766	72,563
		2,586,399
Media — 0.9%
Advantage Solutions, Inc.(a)(b)	490	16,792
AMC Global Media, Inc., Class A(a)	5,129	43,545
Boston Omaha Corp., Class A(a)(b)	3,222	38,729
Cable One, Inc.(a)	792	72,460
DoubleVerify Holdings, Inc.(a)	23,981	264,271
EchoStar Corp., Class A(a)(b)	21,237	2,615,124
Emerald Holding, Inc.	3,103	14,491
Entravision Communications Corp., Class A	10,666	40,211
EW Scripps Co., Class A(a)	9,280	44,451
Gambling.com Group Ltd.(a)	2,414	9,294
Gray Media, Inc.	14,268	80,472
Security	Shares	Value
Media (continued)
Ibotta, Inc., Class A(a)(b)	2,002	$ 70,470
iHeartMedia, Inc., Class A(a)	18,544	110,708
John Wiley & Sons, Inc., Class A	6,147	251,597
Liberty Broadband Corp., Class A(a)	3,144	120,824
Liberty Broadband Corp., Class C(a)	17,588	676,962
Magnite, Inc.(a)	22,556	289,055
National CineMedia, Inc.	10,342	35,059
New York Times Co., Class A	25,489	2,014,396
News Corp., Class A	59,998	1,579,147
News Corp., Class B(b)	20,317	619,262
Newsmax, Inc., Class B(a)(b)	7,822	49,279
Nexstar Media Group, Inc., Class A	4,530	942,874
Nexxen International Ltd.(a)(b)	5,907	43,357
NIQ Global Intelligence PLC(a)	11,573	126,493
Optimum Communications, Inc., Class A(a)	40,661	64,244
PubMatic, Inc., Class A(a)	6,261	61,233
Scholastic Corp.	3,240	130,766
Sinclair, Inc., Class A	6,349	98,727
Sirius XM Holdings, Inc.	30,360	817,898
Stagwell, Inc., Class A(a)(b)	17,460	109,474
TechTarget, Inc.(a)	3,502	20,102
Thryv Holdings, Inc.(a)	5,707	20,431
USA TODAY Co., Inc.(a)	22,677	163,955
		11,656,153
Metals & Mining — 2.0%
Alcoa Corp.	41,198	2,628,020
Alpha Metallurgical Resources, Inc.(a)	1,802	335,983
American Battery Technology Co.(a)(b)	18,858	63,740
Caledonia Mining Corp. PLC	2,519	57,685
Century Aluminum Co.(a)	9,051	537,991
Cleveland-Cliffs, Inc.(a)	88,865	906,423
Coeur Mining, Inc.(a)(b)	160,360	2,881,669
Commercial Metals Co.	17,468	1,204,593
Compass Minerals International, Inc.(a)	5,252	140,281
Constellium SE, Class A(a)	21,597	675,554
Contango Silver & Gold, Inc.(a)	1,249	28,665
Critical Metals Corp.(a)(b)	10,452	133,054
Dakota Gold Corp.(a)	14,232	76,568
Ferroglobe PLC	20,595	95,561
Friedman Industries, Inc.	640	13,178
Hecla Mining Co.	99,330	1,789,927
Idaho Strategic Resources, Inc.(a)	2,463	103,815
Ivanhoe Electric, Inc.(a)	16,859	216,301
Kaiser Aluminum Corp.	2,446	416,872
Lifezone Metals Ltd.(a)(b)	3,964	21,723
Materion Corp.	3,132	575,693
Metallus, Inc.(a)	5,274	101,472
MP Materials Corp., Class A(a)(b)	22,651	1,495,872
NioCorp Developments Ltd.(a)	18,933	113,030
Novagold Resources, Inc.(a)	44,164	355,962
Perpetua Resources Corp.(a)	13,285	366,799
Ramaco Resources, Inc., Class A(a)	6,600	98,010
Reliance, Inc.	8,299	3,008,387
Royal Gold, Inc.	13,314	3,107,221
Ryerson Holding Corp.	6,512	180,448
SSR Mining, Inc.(a)	32,494	936,152
SunCoke Energy, Inc.	12,941	88,258
Tredegar Corp.(a)	3,315	31,824
U.S. Antimony Corp.(a)(b)	18,188	218,438
U.S. Gold Corp.(a)	2,263	37,158
USA Rare Earth, Inc., Class A(a)	29,255	759,752

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Vox Royalty Corp.	5,389	$ 27,699
Warrior Met Coal, Inc.	8,314	747,013
Worthington Steel, Inc.	5,097	195,878
		24,772,669
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.(a)	755	15,923
Adamas Trust, Inc.	12,804	114,980
AGNC Investment Corp.	173,033	1,906,824
Angel Oak Mortgage REIT, Inc.	1,862	16,888
Annaly Capital Management, Inc.	110,949	2,540,732
Apollo Commercial Real Estate Finance, Inc.	20,104	219,938
Arbor Realty Trust, Inc.	20,950	165,505
Ares Commercial Real Estate Corp.	7,519	39,324
ARMOUR Residential REIT, Inc.	17,593	308,581
Blackstone Mortgage Trust, Inc., Class A	24,614	467,420
BrightSpire Capital, Inc., Class A	18,869	109,440
Chicago Atlantic Real Estate Finance, Inc.	2,675	31,859
Chimera Investment Corp.	12,157	167,159
Claros Mortgage Trust, Inc.(a)	14,303	37,760
Dynex Capital, Inc.	29,339	399,597
Ellington Financial, Inc.	20,064	265,848
Franklin BSP Realty Trust, Inc.	15,082	137,246
Invesco Mortgage Capital, Inc.	16,182	131,560
KKR Real Estate Finance Trust, Inc.	7,691	47,146
Ladder Capital Corp., Class A	18,781	193,069
Lument Finance Trust, Inc.	4,388	5,222
MFA Financial, Inc.	15,473	158,598
Nexpoint Real Estate Finance, Inc.	971	14,002
Orchid Island Capital, Inc.	24,482	172,109
PennyMac Mortgage Investment Trust	13,690	166,744
Ready Capital Corp.	24,250	45,833
Redwood Trust, Inc.	22,713	126,284
Rithm Capital Corp.	91,185	891,789
Rithm Property Trust, Inc.	626	9,108
Seven Hills Realty Trust	4,657	38,048
Starwood Property Trust, Inc.	55,966	1,027,536
Sunrise Realty Trust, Inc.	1,165	8,726
TPG Mortgage Investment Trust, Inc.	4,616	36,420
TPG RE Finance Trust, Inc.	18,402	155,681
Two Harbors Investment Corp.	16,220	187,665
		10,360,564
Multi-Utilities — 0.5%
Avista Corp.	12,829	527,272
Black Hills Corp.	12,076	909,202
NiSource, Inc.	75,548	3,647,457
Northwestern Energy Group, Inc.	9,999	723,328
Unitil Corp.	3,082	161,682
		5,968,941
Office REITs — 0.5%
Brandywine Realty Trust	25,479	77,201
BXP, Inc.	25,324	1,480,441
COPT Defense Properties	17,657	551,781
Cousins Properties, Inc.	26,697	683,710
Douglas Emmett, Inc.	13,848	149,697
Easterly Government Properties, Inc.	9,223	215,910
Empire State Realty Trust, Inc., Class A	20,316	113,160
Franklin Street Properties Corp.	10,872	7,084
Highwoods Properties, Inc.	17,818	433,156
Hudson Pacific Properties, Inc.(a)	9,014	83,019
JBG SMITH Properties	10,457	156,855
Kilroy Realty Corp.	19,014	632,406
Security	Shares	Value
Office REITs (continued)
NET Lease Office Properties	2,126	$ 27,766
Peakstone Realty Trust	5,556	116,565
Piedmont Realty Trust, Inc., Class A(a)	29,221	244,288
Postal Realty Trust, Inc., Class A	3,425	74,939
SL Green Realty Corp.	11,137	472,320
Vornado Realty Trust	28,566	853,838
		6,374,136
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	53,004	1,158,667
Antero Resources Corp.(a)	45,733	1,795,478
APA Corp.	56,249	2,291,022
Ardmore Shipping Corp.	5,582	98,913
BKV Corp.(a)	3,654	115,211
California Resources Corp.	11,350	774,751
Calumet, Inc.(a)	10,440	341,597
Centrus Energy Corp., Class A(a)(b)	2,629	554,614
Chord Energy Corp.	8,910	1,297,296
Clean Energy Fuels Corp.(a)	27,291	62,769
CNX Resources Corp.(a)	21,585	839,872
Comstock Resources, Inc.(a)	11,619	202,403
Core Natural Resources, Inc.	7,942	712,715
Crescent Energy Co., Class A	41,200	554,140
CVR Energy, Inc.(a)	4,770	158,078
Delek U.S. Holdings, Inc.	9,474	441,394
DHT Holdings, Inc.	21,653	400,147
Diversified Energy Co.	10,747	178,938
Dorian LPG Ltd.	5,647	217,692
DT Midstream, Inc.(a)	15,956	2,361,328
Empire Petroleum Corp.(a)(b)	1,329	3,721
Encore Energy Corp.(a)(b)	27,220	53,351
Energy Fuels, Inc./Canada(a)(b)	36,220	783,801
Epsilon Energy Ltd.	1,559	9,915
Evolution Petroleum Corp.	2,595	12,456
Excelerate Energy, Inc., Class A	3,726	130,037
FLEX LNG Ltd.	4,550	147,556
FutureFuel Corp.	3,064	15,259
Gevo, Inc.(a)(b)	32,786	62,621
Golar LNG Ltd.	14,926	820,781
Granite Ridge Resources, Inc.	6,632	39,991
Green Plains, Inc.(a)	11,265	195,786
Gulfport Energy Corp.(a)	2,556	492,132
HF Sinclair Corp.	25,027	1,682,065
HighPeak Energy, Inc.(b)	2,690	18,238
Infinity Natural Resources, Inc., Class A(a)(b)	2,230	36,327
International Seaways, Inc.	6,209	515,037
Kinetik Holdings, Inc., Class A	7,340	370,964
Kolibri Global Energy, Inc.(a)	5,451	31,289
Kosmos Energy Ltd.(a)	72,453	223,155
Lightbridge Corp.(a)(b)	5,276	68,852
Magnolia Oil & Gas Corp., Class A	28,077	849,048
Matador Resources Co.	18,626	1,181,633
Murphy Oil Corp.	20,950	874,872
NACCO Industries, Inc., Class A	484	23,319
Navigator Holdings Ltd.	4,482	97,708
New Fortress Energy, Inc., Class A(a)(b)	26,317	18,206
NextDecade Corp.(a)(b)	28,659	224,400
Nordic American Tankers Ltd.	29,857	166,602
Northern Oil & Gas, Inc.	16,369	444,582
Ovintiv, Inc.	45,968	2,829,330
Par Pacific Holdings, Inc.(a)	7,556	496,202
PBF Energy, Inc., Class A	12,974	562,553
Peabody Energy Corp.	19,631	523,362
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp., Class A	108,566	$ 2,347,197
Prairie Operating Co.(a)	1,508	1,810
PrimeEnergy Resources Corp.(a)	67	14,847
Range Resources Corp.	37,288	1,622,028
REX American Resources Corp.(a)	4,438	215,243
Riley Exploration Permian, Inc.	1,889	68,325
Sable Offshore Corp., Class A(a)(b)	20,046	287,660
SandRidge Energy, Inc.	4,314	67,083
Scorpio Tankers, Inc.	7,181	584,031
SFL Corp. Ltd.	18,682	215,403
SM Energy Co.	39,331	1,220,441
Summit Midstream Corp.(a)	1,157	36,619
Talos Energy, Inc.(a)	22,173	352,994
Teekay Corp. Ltd.	8,272	110,514
Teekay Tankers Ltd., Class A	3,696	290,321
Uranium Energy Corp.(a)(b)	74,660	1,111,687
VAALCO Energy, Inc.	15,627	102,669
Viper Energy, Inc., Class A	29,984	1,480,610
Vitesse Energy, Inc.	4,052	76,016
W&T Offshore, Inc.	15,149	63,777
World Kinect Corp.	8,247	222,422
		39,053,873
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	2,405	32,973
Louisiana-Pacific Corp.	9,941	717,641
Magnera Corp.(a)	4,999	49,890
Sylvamo Corp.	5,125	218,991
		1,019,495
Passenger Airlines(a) — 0.3%
Alaska Air Group, Inc.(b)	18,031	705,193
Allegiant Travel Co.	2,639	199,614
American Airlines Group, Inc.	103,521	1,212,231
Frontier Group Holdings, Inc.(b)	12,692	46,072
JetBlue Airways Corp.	46,840	218,040
Joby Aviation, Inc.(b)	92,904	853,788
SkyWest, Inc.	6,211	510,047
Sun Country Airlines Holdings, Inc.	7,670	121,186
		3,866,171
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	18,187	323,729
Coty, Inc., Class A(a)	53,298	131,113
Edgewell Personal Care Co.	6,825	153,904
elf Beauty, Inc.(a)(b)	9,227	590,251
Herbalife Ltd.(a)	15,869	263,425
Honest Co., Inc.(a)	14,597	51,089
Interparfums, Inc.	2,781	253,683
Lifevantage Corp.(b)	1,631	8,237
Medifast, Inc.(a)(b)	4,277	46,491
Nature’s Sunshine Products, Inc.(a)	2,147	58,312
Niagen Bioscience, Inc.(a)(b)	7,698	36,412
Nu Skin Enterprises, Inc., Class A	7,141	52,129
Olaplex Holdings, Inc.(a)(b)	24,722	50,186
SkinHealth Systems, Inc., Class A(a)	17,592	14,983
USANA Health Sciences, Inc.(a)	1,759	33,509
Waldencast PLC, Class A(a)	4,217	3,753
		2,071,206
Pharmaceuticals — 1.6%
Aardvark Therapeutics, Inc.(a)	767	4,165
Aclaris Therapeutics, Inc.(a)	13,779	59,801
Alumis, Inc.(a)	11,139	275,022
Security	Shares	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals, Inc., Class A(a)	22,925	$ 295,045
Amphastar Pharmaceuticals, Inc.(a)	5,582	122,581
Amylyx Pharmaceuticals, Inc.(a)(b)	13,943	223,088
ANI Pharmaceuticals, Inc.(a)	2,753	218,726
Aquestive Therapeutics, Inc.(a)	17,888	73,341
Arvinas, Inc.(a)	10,250	101,475
Atea Pharmaceuticals, Inc.(a)(b)	9,408	51,838
Axsome Therapeutics, Inc.(a)(b)	6,619	1,375,097
BioAge Labs, Inc.(a)	4,247	71,562
Biote Corp., Class A(a)(b)	2,285	5,073
Collegium Pharmaceutical, Inc.(a)	4,842	163,321
Corcept Therapeutics, Inc.(a)	14,816	689,240
CorMedix, Inc.(a)(b)	12,076	91,657
Crinetics Pharmaceuticals, Inc.(a)(b)	15,448	599,073
Definium Therapeutics, Inc.(a)	15,160	331,701
Edgewise Therapeutics, Inc.(a)	10,045	310,993
Elanco Animal Health, Inc.(a)(b)	78,382	1,753,405
Enliven Therapeutics, Inc.(a)	5,867	241,896
Esperion Therapeutics, Inc.(a)	38,230	76,460
Eton Pharmaceuticals, Inc.(a)	4,155	100,219
Evolus, Inc.(a)	8,590	46,300
EyePoint, Inc.(a)	12,136	160,195
Fulcrum Therapeutics, Inc.(a)(b)	7,566	53,946
Harmony Biosciences Holdings, Inc.(a)	6,568	205,316
Harrow, Inc.(a)(b)	4,887	198,070
Indivior Pharmaceuticals, Inc.(a)	18,627	685,101
Innoviva, Inc.(a)	11,761	270,385
Jazz Pharmaceuticals PLC(a)	9,307	1,889,507
Journey Medical Corp.(a)(b)	1,587	8,173
LB Pharmaceuticals, Inc.(a)	3,134	99,379
LENZ Therapeutics, Inc.(a)(b)	2,749	24,686
Ligand Pharmaceuticals, Inc.(a)	3,092	709,459
Liquidia Corp.(a)	10,650	417,586
Maze Therapeutics, Inc.(a)	4,202	111,689
MBX Biosciences, Inc.(a)	4,581	138,438
MediWound Ltd.(a)(b)	1,124	18,546
Nuvation Bio, Inc., Class A(a)	37,350	166,207
Ocular Therapeutix, Inc.(a)	28,702	268,938
Omeros Corp.(a)(b)	9,808	143,197
Organon & Co.	40,897	541,885
Pacira BioSciences, Inc.(a)	6,997	178,354
Perrigo Co. PLC	22,018	260,693
Phathom Pharmaceuticals, Inc.(a)	6,699	75,029
Phibro Animal Health Corp., Class A	3,300	175,494
Prestige Consumer Healthcare, Inc.(a)	7,528	423,977
Rapport Therapeutics, Inc.(a)	4,544	150,543
Septerna, Inc.(a)	3,147	74,773
SIGA Technologies, Inc.	6,704	30,838
Supernus Pharmaceuticals, Inc.(a)	8,818	423,264
Tarsus Pharmaceuticals, Inc.(a)	6,177	392,919
Terns Pharmaceuticals, Inc.(a)	15,105	799,508
Theravance Biopharma, Inc.(a)(b)	6,365	106,550
Third Harmonic Bio, Inc.(a)(c)	3,754	—
Trevi Therapeutics, Inc.(a)	15,184	208,932
Tvardi Therapeutics, Inc.(a)	603	1,899
Viatris, Inc.	184,928	2,762,824
WaVe Life Sciences Ltd.(a)	22,749	160,608
Xeris Biopharma Holdings, Inc.(a)	22,912	140,336
Zevra Therapeutics, Inc.(a)(b)	8,603	87,493
		19,845,816
Professional Services — 1.3%
Alight, Inc., Class A	64,881	53,683

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Amentum Holdings, Inc.(a)	25,634	$ 672,380
Asure Software, Inc.(a)(b)	4,391	39,739
Barrett Business Services, Inc.	3,356	105,815
BlackSky Technology, Inc., Class A(a)(b)	5,642	200,178
CACI International, Inc., Class A(a)	3,455	1,795,011
CBIZ, Inc.(a)	7,817	238,418
Clarivate PLC(a)(b)	55,902	160,439
Concentrix Corp.	7,042	167,740
Conduent, Inc.(a)	27,236	46,574
CRA International, Inc.	984	154,950
CSG Systems International, Inc.	4,249	341,662
ExlService Holdings, Inc.(a)	23,941	763,239
Exponent, Inc.	7,789	521,006
Falcon’s Beyond Global, Inc., Class A(a)(b)	2,726	46,124
First Advantage Corp.(a)(b)	12,216	155,876
Forrester Research, Inc.(a)(b)	977	6,145
Franklin Covey Co.(a)	1,459	30,931
FTI Consulting, Inc.(a)	4,723	846,834
Genpact Ltd.	25,451	884,422
HireQuest, Inc.	514	5,947
Huron Consulting Group, Inc.(a)(b)	2,607	340,644
IBEX Holdings Ltd.(a)	1,537	42,652
ICF International, Inc.	2,804	200,935
Innodata, Inc.(a)(b)	4,540	191,724
Insperity, Inc.	5,531	196,738
KBR, Inc.	20,302	761,122
Kelly Services, Inc., Class A	4,472	43,647
Kforce, Inc.	2,683	121,298
Korn Ferry	8,007	531,985
Legalzoom.com, Inc.(a)	20,236	130,522
ManpowerGroup, Inc.	8,508	257,537
Maximus, Inc.	8,434	553,439
Mistras Group, Inc.(a)	2,658	50,183
Parsons Corp.(a)	8,127	409,682
Paylocity Holding Corp.(a)	7,016	740,118
Planet Labs PBC, Class A(a)	42,604	1,575,070
RCM Technologies, Inc.(a)	627	19,619
Resolute Holdings Management, Inc.(a)(b)	604	82,198
Resources Connection, Inc.	5,413	22,951
Robert Half, Inc.	15,990	425,494
Science Applications International Corp.	7,138	690,744
Skillsoft Corp., Class A(a)(b)	695	5,365
Spire Global, Inc., Class A(a)	3,078	54,881
TIC Solutions, Inc.(a)(b)	31,472	287,654
TriNet Group, Inc.	4,556	208,574
TrueBlue, Inc.(a)	4,668	25,627
TTEC Holdings, Inc.(a)	2,564	7,461
Upwork, Inc.(a)	19,211	198,834
Verra Mobility Corp., Class A(a)	24,504	363,394
Willdan Group, Inc.(a)	2,127	161,652
		15,938,857
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.(a)	667	9,445
Compass, Inc., Class A(a)(b)	100,762	762,768
Cushman & Wakefield Ltd.(a)	13,512	189,708
Douglas Elliman, Inc.(a)	11,602	23,320
eXp World Holdings, Inc.	15,565	96,814
Forestar Group, Inc.(a)	2,887	81,587
FRP Holdings, Inc.(a)	1,340	28,153
Howard Hughes Holdings, Inc.(a)(b)	5,072	315,833
Jones Lang LaSalle, Inc.(a)	7,489	2,382,476
Security	Shares	Value
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	20,487	$ 223,308
Marcus & Millichap, Inc.	3,741	103,962
Maui Land & Pineapple Co., Inc.(a)	1,116	17,320
Newmark Group, Inc., Class A	24,938	402,001
RE/MAX Holdings, Inc., Class A(a)	1,639	17,537
Real Brokerage, Inc.(a)	23,859	50,104
RMR Group, Inc., Class A	2,232	39,752
Seaport Entertainment Group, Inc.(a)(b)	764	17,030
St. Joe Co.	6,009	388,001
Stratus Properties, Inc.(a)	583	17,642
Tejon Ranch Co.(a)	2,682	52,487
Transcontinental Realty Investors, Inc.(a)	239	8,465
Zillow Group, Inc., Class A(a)	7,680	342,605
Zillow Group, Inc., Class C(a)	26,209	1,163,680
		6,733,998
Residential REITs — 0.6%
American Homes 4 Rent, Class A	55,558	1,768,967
BRT Apartments Corp.	862	12,387
Camden Property Trust	16,963	1,781,454
Centerspace	2,506	171,084
Clipper Realty, Inc.	8,171	27,700
Equity LifeStyle Properties, Inc.	30,328	1,919,459
Independence Realty Trust, Inc.	38,309	624,820
NexPoint Residential Trust, Inc.	4,272	123,418
UMH Properties, Inc.	16,173	251,490
Veris Residential, Inc.	11,929	226,293
		6,907,072
Retail REITs — 1.3%
Acadia Realty Trust	20,427	441,632
Agree Realty Corp.	17,369	1,339,324
Alexander’s, Inc.	330	83,147
Brixmor Property Group, Inc.	48,546	1,460,749
CBL & Associates Properties, Inc.	3,270	147,215
Curbline Properties Corp.	15,451	426,448
Federal Realty Investment Trust	13,678	1,516,890
FrontView REIT, Inc.	2,070	36,639
Getty Realty Corp.	8,488	281,123
InvenTrust Properties Corp.	11,868	381,200
Kimco Realty Corp.	107,163	2,533,333
Kite Realty Group Trust	34,226	895,352
Macerich Co.	42,013	912,942
NETSTREIT Corp.	12,982	267,040
NNN REIT, Inc.	28,804	1,261,327
Phillips Edison & Co., Inc.	19,890	798,882
Regency Centers Corp.	28,743	2,237,643
Saul Centers, Inc.	2,376	81,806
SITE Centers Corp.	12,176	66,846
Tanger, Inc.	17,413	645,674
Urban Edge Properties	20,871	457,492
Whitestone REIT	7,567	143,319
		16,416,023
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc., Class A(a)	8,353	431,767
Aehr Test Systems(a)	4,333	392,396
Aeluma, Inc.(a)(b)	1,482	34,516
Allegro MicroSystems, Inc.(a)	19,801	960,349
Alpha & Omega Semiconductor Ltd.(a)	3,814	165,642
Ambarella, Inc.(a)	6,235	428,968
Ambiq Micro, Inc.(a)(b)	3,154	118,212
Amkor Technology, Inc.	19,976	1,393,326
Astera Labs, Inc.(a)	20,531	3,998,207
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Atomera, Inc.(a)(b)	5,643	$ 46,160
Axcelis Technologies, Inc.(a)(b)	4,857	675,657
Blaize Holdings, Inc.(a)(b)	13,539	26,536
CEVA, Inc.(a)	3,407	104,050
Cirrus Logic, Inc.(a)	8,055	1,313,609
Cohu, Inc.(a)	6,882	325,863
Credo Technology Group Holding Ltd.(a)	25,371	4,414,808
Diodes, Inc.(a)	7,035	753,800
Enphase Energy, Inc.(a)(b)	20,322	669,813
FormFactor, Inc.(a)	12,264	1,667,046
Ichor Holdings Ltd.(a)	5,084	335,391
Impinj, Inc.(a)	4,319	625,909
indie Semiconductor, Inc., Class A(a)(b)	29,407	132,626
Kopin Corp.(a)(b)	23,406	104,391
Kulicke & Soffa Industries, Inc.	8,116	693,918
Lattice Semiconductor Corp.(a)	21,573	2,637,946
MACOM Technology Solutions Holdings, Inc., Class H(a)	10,516	2,961,411
MaxLinear, Inc.(a)	12,249	866,617
MKS, Inc.	10,708	3,038,395
Navitas Semiconductor Corp.(a)	32,552	537,108
NVE Corp.	665	55,055
Onto Innovation, Inc.(a)	7,710	2,274,913
PDF Solutions, Inc.(a)	5,460	233,961
Penguin Solutions, Inc.(a)	8,249	250,852
Photronics, Inc.(a)	9,385	464,370
Power Integrations, Inc.	8,987	653,445
Qorvo, Inc.(a)	13,204	1,244,081
Rambus, Inc.(a)	16,898	1,945,129
Rigetti Computing, Inc.(a)	51,760	903,212
Semtech Corp.(a)	14,686	1,542,764
Silicon Laboratories, Inc.(a)	5,199	1,131,822
SiTime Corp.(a)	3,556	1,999,005
SkyWater Technology, Inc.(a)	5,783	184,478
Skyworks Solutions, Inc.	24,119	1,692,430
Synaptics, Inc.(a)(b)	5,997	561,259
Ultra Clean Holdings, Inc.(a)	6,751	527,591
Universal Display Corp.	6,902	601,095
Veeco Instruments, Inc.(a)	9,311	464,153
		46,584,052
Software — 3.6%
8x8, Inc.(a)	18,324	35,182
A10 Networks, Inc.	11,051	294,841
ACI Worldwide, Inc.(a)	16,638	719,094
Adeia, Inc.	16,940	539,539
Agilysys, Inc.(a)	3,976	254,703
Airship AI Holdings, Inc., Class A(a)(b)	3,489	7,815
Alarm.com Holdings, Inc.(a)	7,227	320,951
Alkami Technology, Inc.(a)	10,234	161,492
Amplitude, Inc., Class A(a)	13,076	92,970
Appfolio, Inc., Class A(a)	3,460	578,131
Appian Corp., Class A(a)	5,825	121,102
Arteris, Inc.(a)	4,912	142,251
Asana, Inc., Class A(a)	14,094	89,074
AudioEye, Inc.(a)	694	4,969
Aurora Innovation, Inc., Class A(a)(b)	185,501	1,090,746
AvePoint, Inc., Class A(a)	22,997	224,221
Bentley Systems, Inc., Class B	24,749	807,312
Bill Holdings, Inc.(a)	12,909	490,542
Bit Digital, Inc.(a)(b)	52,618	79,453
Bitdeer Technologies Group, Class A(a)(b)	21,116	238,400
Security	Shares	Value
Software (continued)
Blackbaud, Inc.(a)	5,820	$ 216,329
BlackLine, Inc.(a)	8,076	252,375
Blend Labs, Inc., Class A(a)	33,140	48,384
Box, Inc., Class A(a)	22,169	536,490
Braze, Inc., Class A(a)	14,676	323,312
C3.ai, Inc., Class A(a)(b)	18,724	165,333
CCC Intelligent Solutions Holdings, Inc.(a)	97,238	509,527
Cerence, Inc.(a)	6,962	63,354
Cipher Digital, Inc.(a)(b)	51,113	906,745
Cleanspark, Inc.(a)	42,470	532,149
Clear Secure, Inc., Class A	13,451	718,149
Clearwater Analytics Holdings, Inc., Class A(a)	43,356	1,049,215
Commvault Systems, Inc.(a)	6,870	679,306
Consensus Cloud Solutions, Inc.(a)	3,229	83,566
Core Scientific, Inc.(a)	46,529	930,580
CS Disco, Inc.(a)	4,146	17,952
Daily Journal Corp.(a)(b)	186	98,349
Digimarc Corp.(a)(b)	2,533	18,567
Digital Turbine, Inc.(a)	15,897	56,116
Dolby Laboratories, Inc., Class A	9,582	614,589
Domo, Inc., Class B(a)(b)	5,582	19,872
Dropbox, Inc., Class A(a)	27,118	658,696
D-Wave Quantum, Inc.(a)(b)	57,931	1,174,841
Dynatrace, Inc.(a)	46,339	1,677,935
eGain Corp.(a)	3,471	26,241
Elastic NV(a)	14,720	683,450
EverCommerce, Inc.(a)(b)	3,177	36,694
Expensify, Inc., Class A(a)	11,649	11,882
Five9, Inc.(a)	11,579	199,159
Freshworks, Inc., Class A(a)	30,890	252,062
Gen Digital, Inc.	88,741	1,711,814
Gitlab, Inc., Class A(a)	22,325	494,275
Guidewire Software, Inc.(a)	13,375	1,850,966
Hut 8 Corp.(a)	15,579	1,180,577
I3 Verticals, Inc., Class A(a)(b)	3,281	73,986
Intapp, Inc.(a)	9,310	209,009
InterDigital, Inc.	4,030	1,195,137
Kaltura, Inc.(a)(b)	14,439	19,781
Life360, Inc.(a)	3,268	140,818
LiveRamp Holdings, Inc.(a)	9,738	284,642
Manhattan Associates, Inc.(a)	9,491	1,308,714
MARA Holdings, Inc.(a)(b)	57,924	694,509
Mitek Systems, Inc.(a)	6,892	96,212
N-able, Inc.(a)	10,992	56,939
nCino, Inc.(a)	17,354	303,348
NCR Voyix Corp.(a)	25,211	173,704
NextNav, Inc.(a)(b)	15,488	286,993
Nutanix, Inc., Class A(a)	40,782	1,667,576
OneSpan, Inc.	5,596	64,802
Ooma, Inc.(a)	3,448	56,271
Pagaya Technologies Ltd., Class A(a)(b)	10,773	149,637
PagerDuty, Inc.(a)	12,508	83,178
PAR Technology Corp.(a)	6,034	81,097
Pegasystems, Inc.	14,838	542,329
Porch Group, Inc.(a)	12,709	122,388
Procore Technologies, Inc.(a)	20,258	1,146,198
Progress Software Corp.(a)	7,058	196,565
Q2 Holdings, Inc.(a)	9,860	500,395
Qualys, Inc.(a)	5,663	492,285
Rapid7, Inc.(a)	9,619	56,752
Red Violet, Inc.(a)	1,627	60,899
ReposiTrak, Inc.	1,533	14,993

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Rezolve AI PLC(a)(b)	37,440	$ 96,221
Rimini Street, Inc.(a)(b)	8,507	29,009
RingCentral, Inc., Class A	11,609	466,914
Riot Platforms, Inc.(a)(b)	54,074	932,236
Rubrik, Inc., Class A(a)	22,871	1,216,280
SailPoint, Inc.(a)(b)	9,401	107,359
Sapiens International Corp. NV(a)	4,701	204,493
SentinelOne, Inc., Class A(a)	50,636	717,006
Silvaco Group, Inc.(a)(b)	1,222	12,477
SoundHound AI, Inc., Class A(a)(b)	62,669	498,845
SoundThinking, Inc.(a)(b)	1,458	9,944
Sprinklr, Inc., Class A(a)	16,429	80,831
Sprout Social, Inc., Class A(a)	7,741	46,446
SPS Commerce, Inc.(a)	6,147	344,970
Telos Corp.(a)	8,840	37,747
Tenable Holdings, Inc.(a)(b)	18,331	382,935
Teradata Corp.(a)	14,648	385,975
Terawulf, Inc.(a)	54,057	1,174,659
UiPath, Inc., Class A(a)(b)	64,496	664,309
Unity Software, Inc.(a)	52,608	1,389,903
Varonis Systems, Inc.(a)	18,387	483,578
Vertex, Inc., Class A(a)	11,583	143,282
Via Transportation, Inc., Class A(a)	1,757	26,724
Viant Technology, Inc., Class A(a)	2,514	27,302
Weave Communications, Inc.(a)	9,780	48,020
Workiva, Inc., Class A(a)	7,952	425,273
Xperi, Inc.(a)(b)	7,229	48,362
Yext, Inc.(a)	16,512	63,736
Zeta Global Holdings Corp., Class A(a)(b)	33,369	614,657
		44,850,289
Specialized REITs — 0.8%
CubeSmart	36,391	1,473,108
EPR Properties	12,226	682,333
Farmland Partners, Inc.	6,592	70,864
Fermi, Inc.(a)	6,189	31,750
Four Corners Property Trust, Inc.	16,194	414,081
Gaming and Leisure Properties, Inc.	43,312	2,098,899
Gladstone Land Corp.	4,000	38,360
Lamar Advertising Co., Class A	13,625	1,878,070
Millrose Properties, Inc., Class A	24,925	764,450
National Storage Affiliates Trust	11,292	480,587
Outfront Media, Inc.	23,588	727,690
Rayonier, Inc.	47,652	1,010,699
Safehold, Inc.	9,001	144,196
Smartstop Self Storage REIT, Inc.	9,609	302,491
		10,117,578
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	7,565
Abercrombie & Fitch Co., Class A(a)	7,204	614,861
Academy Sports & Outdoors, Inc.	10,250	562,110
Advance Auto Parts, Inc.	9,201	547,552
American Eagle Outfitters, Inc.	24,982	435,186
America’s Car-Mart, Inc.(a)	988	12,064
Arhaus, Inc., Class A	9,761	72,231
Arko Corp., Class A	11,697	77,200
Asbury Automotive Group, Inc.(a)	3,105	632,457
AutoNation, Inc.(a)	4,278	908,562
BARK, Inc.(a)(b)	940	8,874
Barnes & Noble Education, Inc.(a)	2,381	23,477
Bath & Body Works, Inc.	33,907	659,152
Bed Bath and Beyond, Inc.(a)(b)	8,366	40,993
Security	Shares	Value
Specialty Retail (continued)
Boot Barn Holdings, Inc.(a)	4,833	$ 828,618
Buckle, Inc.	5,195	288,894
Build-A-Bear Workshop, Inc.	1,784	65,901
Caleres, Inc.	5,269	69,024
Camping World Holdings, Inc., Class A	9,221	75,520
CarMax, Inc.(a)	23,250	913,958
Citi Trends, Inc.(a)	847	41,257
Designer Brands, Inc., Class A	4,833	36,248
Dick’s Sporting Goods, Inc.	10,008	2,271,015
EVgo, Inc., Class A(a)(b)	20,047	42,099
Five Below, Inc.(a)	8,463	1,994,391
Floor & Decor Holdings, Inc., Class A(a)	16,647	805,715
GameStop Corp., Class A(a)(b)	64,016	1,597,199
Gap, Inc.	36,704	902,551
Genesco, Inc.(a)	1,470	52,170
Group 1 Automotive, Inc.	1,918	684,477
Haverty Furniture Cos., Inc.	2,296	50,833
J Jill, Inc.	999	12,727
Lands’ End, Inc.(a)	1,371	15,479
Lithia Motors, Inc., Class A	3,811	1,105,647
MarineMax, Inc.(a)	2,992	85,990
Monro, Inc.	4,406	77,369
Murphy USA, Inc.	2,677	1,574,076
National Vision Holdings, Inc.(a)	11,928	276,968
OneWater Marine, Inc., Class A(a)	1,616	15,174
Outdoor Holding Co.(a)	10,672	21,664
Penske Automotive Group, Inc.	2,925	501,696
Petco Health & Wellness Co., Inc.(a)	11,638	33,052
RealReal, Inc.(a)	16,530	196,542
Revolve Group, Inc., Class A(a)	6,252	159,113
RH(a)	2,347	309,710
Sally Beauty Holdings, Inc.(a)	15,994	226,795
Shoe Carnival, Inc.	2,792	51,708
Signet Jewelers Ltd.	6,298	560,711
Sleep Number Corp.(a)(b)	3,622	10,902
Sonic Automotive, Inc., Class A	2,372	186,795
Stitch Fix, Inc., Class A(a)	16,786	61,101
ThredUp, Inc., Class A(a)	14,705	63,084
Torrid Holdings, Inc.(a)	4,943	8,502
Upbound Group, Inc.	8,292	163,850
Urban Outfitters, Inc.(a)	10,419	732,872
Valvoline, Inc.(a)	20,268	673,506
Victoria’s Secret & Co.(a)	10,642	551,575
Warby Parker, Inc., Class A(a)(b)	14,981	331,380
Wayfair, Inc., Class A(a)	15,521	992,258
Winmark Corp.	432	164,372
Zumiez, Inc.(a)	2,000	49,140
		24,535,912
Technology Hardware, Storage & Peripherals — 2.6%
Corsair Gaming, Inc.(a)	7,716	52,392
CPI Card Group, Inc.(a)	979	17,338
Diebold Nixdorf, Inc.(a)(b)	4,176	320,759
Eastman Kodak Co.(a)	11,450	152,628
Everpure, Inc., Class A(a)	50,198	3,586,647
GPGI, Inc., Class A(b)	28,944	446,606
Immersion Corp.	4,420	27,095
IonQ, Inc.(a)(b)	54,501	2,459,085
Quantum Computing, Inc.(a)(b)	31,466	283,823
Sandisk Corp.(a)	22,676	24,864,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)	3,044	$ 35,067
Xerox Holdings Corp.	18,801	42,302
		32,288,204
Textiles, Apparel & Luxury Goods — 1.1%
Amer Sports, Inc.(a)	23,857	836,665
Birkenstock Holding PLC(a)(b)	7,337	284,235
Capri Holdings Ltd.(a)	17,706	345,444
Carter’s, Inc.	5,646	203,933
Columbia Sportswear Co.	3,919	238,745
Crocs, Inc.(a)	8,000	815,840
Ermenegildo Zegna NV	9,440	114,413
Figs, Inc., Class A(a)	13,878	207,615
G-III Apparel Group Ltd.	6,156	192,006
Kontoor Brands, Inc.	8,766	643,074
Lakeland Industries, Inc.(b)	1,222	12,428
Movado Group, Inc.	2,667	72,649
Oxford Industries, Inc.	2,312	99,046
PVH Corp.	7,565	691,744
Ralph Lauren Corp., Class A	6,001	2,152,199
Rocky Brands, Inc.	1,136	41,657
Steven Madden Ltd.	11,442	429,761
Superior Group of Cos., Inc.	2,190	24,703
Tapestry, Inc.	32,455	4,707,273
Under Armour, Inc., Class A(a)(b)	29,982	188,587
Under Armour, Inc., Class C(a)(b)	28,861	175,186
VF Corp.	56,243	1,064,680
Wolverine World Wide, Inc.	12,336	209,959
		13,751,842
Tobacco — 0.0%
Ispire Technology, Inc.(a)(b)	1,708	2,357
Turning Point Brands, Inc.	3,008	242,685
Universal Corp.	3,810	204,140
		449,182
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc., Class A	3,056	23,684
Applied Industrial Technologies, Inc.	5,956	1,821,047
BlueLinx Holdings, Inc.(a)	1,298	68,742
Boise Cascade Co.	6,159	488,224
Core & Main, Inc., Class A(a)	30,203	1,521,325
Custom Truck One Source, Inc.(a)	9,045	89,093
Distribution Solutions Group, Inc.(a)	1,168	31,606
DNOW, Inc.(a)	28,758	387,945
DXP Enterprises, Inc.(a)	1,987	339,280
EVI Industries, Inc.	632	11,736
GATX Corp.	5,609	1,098,915
Global Industrial Co.	1,988	65,823
Herc Holdings, Inc.	5,198	659,730
Hudson Technologies, Inc.(a)	6,427	40,233
Karat Packaging, Inc.	819	23,497
McGrath RentCorp	3,670	405,719
MSC Industrial Direct Co., Inc., Class A	6,999	715,788
NPK International, Inc.(a)	12,206	199,568
QXO, Inc.(a)(b)	102,409	2,055,349
Rush Enterprises, Inc., Class A	10,044	743,557
Rush Enterprises, Inc., Class B	1,327	96,685
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	6,971	$ 878,695
Titan Machinery, Inc.(a)	2,969	62,082
Transcat, Inc.(a)	1,372	104,409
Watsco, Inc.	5,513	2,413,812
WESCO International, Inc.	7,615	2,658,549
Willis Lease Finance Corp.	556	107,947
Xometry, Inc., Class A(a)(b)	7,084	363,197
		17,476,237
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(a)(b)	2,830	29,913
Water Utilities — 0.2%
American States Water Co.	5,657	425,915
Cadiz, Inc.(a)(b)	6,768	29,305
California Water Service Group	8,960	378,470
Consolidated Water Co. Ltd.	2,091	67,017
Essential Utilities, Inc.	44,539	1,701,390
Global Water Resources, Inc.	1,533	10,900
H2O America	4,826	271,173
Middlesex Water Co.	2,627	133,662
Pure Cycle Corp.(a)	2,457	28,354
York Water Co.	1,540	44,691
		3,090,877
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	10,679	44,638
Millicom International Cellular SA	15,792	1,340,425
Spok Holdings, Inc.	2,335	24,961
Telephone and Data Systems, Inc.	16,033	722,447
		2,132,471
Total Common Stocks — 98.1% (Cost: $842,938,955)		1,220,354,406
Investment Companies
Equity Funds(b)(d) — 1.3%
iShares Russell 2000 ETF	37,059	10,301,290
iShares Russell Mid-Cap ETF	58,656	6,120,167
		16,421,457
Total Investment Companies — 1.3% (Cost: $14,654,200)		16,421,457
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	658	336
Akero Therapeutics, Inc., CVR(c)	10,629	7,015
Chinook Therapeutics, CVR(c)	5,455	927
GTX, Inc., CVR(b)(c)	23	—

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Icosavax, Inc., CVR	2,854	$ 885
Inhibrx, Inc., CVR(c)	3,315	5,536
		14,699
Total Rights — 0.0% (Cost: $9,996)		14,699
Total Long-Term Investments — 99.4% (Cost: $857,603,151)		1,236,790,562
Short-Term Securities
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	98,703,347	98,732,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	6,686,254	6,686,254
Total Short-Term Securities — 8.4% (Cost: $105,416,209)		105,419,212
Total Investments — 107.8% (Cost: $963,019,360)		1,342,209,774
Liabilities in Excess of Other Assets — (7.8)%		(97,676,751)
Net Assets — 100.0%		$ 1,244,533,023

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 83,442,502	$ 15,299,345 (a)	$ —	$ (11,892)	$ 3,003	$ 98,732,958	98,703,347	$ 574,379 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,484,385	2,201,869 (a)	—	—	—	6,686,254	6,686,254	161,785	—
iShares Russell 2000 ETF	3,866,968	55,033,070	(50,150,267)	323,862	1,227,657	10,301,290	37,059	84,614	—
iShares Russell Mid-Cap ETF	2,914,475	34,503,240	(31,767,614)	19,639	450,427	6,120,167	58,656	75,536	—
				$ 331,609	$ 1,681,087	$ 121,840,669		$ 896,314	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	27	06/18/26	$ 3,791	$ 314,517
S&P Mid 400 E-Mini Index	8	06/18/26	2,921	119,167
				$ 433,684
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,220,354,406	$ —	$ —	$ 1,220,354,406
Investment Companies	16,421,457	—	—	16,421,457
Rights	—	885	13,814	14,699
Short-Term Securities
Money Market Funds	105,419,212	—	—	105,419,212
	$1,342,195,075	$885	$13,814	$1,342,209,774
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 433,684	$ —	$ —	$ 433,684

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s